UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-2538
                                   ---------------------------------------------

                           Touchstone Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        221 East Fourth Street, Cincinnati, Ohio               45202
--------------------------------------------------------------------------------
        (Address of principal executive offices)             (Zip code)

        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   9/30/03
                        ---------------

Date of reporting period:  3/31/03
                         ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.


                               [GRAPHIC OMITTED]

                                                      March 31, 2003 (Unaudited)
--------------------------------------------------------------------------------

[LOGO] TOUCHSTONE
       INVESTMENTS
--------------------------------------------------------------------------------
                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------


Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional U.S. Government Money Market Fund

Touchstone Intermediate Term U.S. Government Bond Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund


                      Research o Design o Select o Monitor

--------------------------------------------------------------------------------
                             Income o Total Return
--------------------------------------------------------------------------------

Table of Contents
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                         3-5
--------------------------------------------------------------------------------
Statements of Operations                                                     6-7
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                         8-10
--------------------------------------------------------------------------------
Financial Highlights                                                       11-23
--------------------------------------------------------------------------------
Notes to Financial Statements                                              24-33
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
   Core Bond Fund                                                          34-35
--------------------------------------------------------------------------------
   High Yield Fund                                                         36-38
--------------------------------------------------------------------------------
   Institutional U.S. Government Money Market Fund                         39-40
--------------------------------------------------------------------------------
   Intermediate Term U.S. Government Bond Fund                                41
--------------------------------------------------------------------------------
   Money Market Fund                                                       42-47
--------------------------------------------------------------------------------
   U.S. Government Money Market Fund                                       48-49
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            50
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
==================================================================================================
                                                                          CORE            HIGH
                                                                          BOND           YIELD
                                                                          FUND            FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost .......................................................    $ 51,039,746    $ 49,894,151
                                                                      ============================
   At market value ...............................................    $ 52,264,888    $ 50,557,913
Cash .............................................................         173,717             321
Dividends and interest receivable ................................         431,238       1,129,316
Receivable for capital shares sold ...............................         130,336         561,425
Receivable for securities sold ...................................       4,603,266         229,500
Other assets .....................................................          14,265          18,317
                                                                      ----------------------------
TOTAL ASSETS .....................................................      57,617,710      52,496,792
                                                                      ----------------------------

LIABILITIES
Dividends Payable ................................................           5,191          86,506
Payable for capital shares redeemed ..............................          37,826          11,098
Payable for securities purchased .................................      10,144,268         820,497
Payable to affiliates ............................................          30,869          33,465
Other accrued expenses and liabilities ...........................          63,488          27,287
                                                                      ----------------------------
TOTAL LIABILITIES ................................................      10,281,642         978,853
                                                                      ----------------------------

NET ASSETS .......................................................    $ 47,336,068    $ 51,517,939
                                                                      ============================

NET ASSETS CONSIST OF:
Paid-in capital ..................................................    $ 45,686,329    $ 51,164,779
Undistributed net investment income ..............................          33,385              --
Accumulated net realized gains (losses) from security transactions         391,212        (310,602)
Net unrealized appreciation on investments .......................       1,225,142         663,762
                                                                      ----------------------------

NET ASSETS .......................................................    $ 47,336,068    $ 51,517,939
                                                                      ============================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ........................    $ 43,501,683    $ 42,864,827
                                                                      ============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................       4,233,535       4,718,164
                                                                      ============================
Net asset value and redemption price per share ...................    $      10.28    $       9.09
                                                                      ============================
Maximum offering price per share .................................    $      10.79    $       9.54
                                                                      ============================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ........................    $  1,352,635    $  3,788,857
                                                                      ============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................         138,613         417,391
                                                                      ============================
Net asset value, offering price and redemption price per share* ..    $       9.76    $       9.08
                                                                      ============================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ........................    $  2,481,750    $  4,864,255
                                                                      ============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...........................         254,008         535,156
                                                                      ============================
Net asset value, offering price and redemption price per share* ..    $       9.77    $       9.09
                                                                      ============================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
================================================================================================
                                                                   INSTITUTIONAL    INTERMEDIATE
                                                                  U.S. GOVERNMENT     TERM U.S.
                                                                       MONEY         GOVERNMENT
                                                                    MARKET FUND       BOND FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
Investment securities, at amortized cost ......................    $ 35,794,608     $ 35,170,593
   Repurchase agreements ......................................       5,337,000               --
                                                                   -----------------------------
Total investment securities ...................................    $ 41,131,608     $ 35,170,593
Investment securities at market value .........................      41,131,608       36,140,705
Cash ..........................................................             493              495
Dividends and interest receivable .............................         264,860          328,935
Receivable for capital shares sold ............................              --          284,279
Other assets ..................................................           2,413           22,986
                                                                   -----------------------------
TOTAL ASSETS ..................................................      41,399,374       36,777,400
                                                                   -----------------------------

LIABILITIES
Dividends Payable .............................................           1,700           17,900
Payable for capital shares redeemed ...........................              --           23,308
Payable to affiliates .........................................           7,674           22,277
Other accrued expenses and liabilities ........................          40,575           43,519
                                                                   -----------------------------
TOTAL LIABILITIES .............................................          49,949          107,004
                                                                   -----------------------------

NET ASSETS ....................................................    $ 41,349,425     $ 36,670,396
                                                                   =============================

NET ASSETS CONSIST OF:
Paid-in capital ...............................................    $ 41,364,651     $ 37,102,809
Undistributed net investment income ...........................              --           13,354
Accumulated net realized losses from security transactions ....         (15,226)      (1,415,879)
Net unrealized appreciation on investments ....................              --          970,112
                                                                   -----------------------------

NET ASSETS ....................................................    $ 41,349,425     $ 36,670,396
                                                                   =============================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .....................    $ 41,349,425     $ 32,378,741
                                                                   =============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ........................      41,364,651        2,887,756
                                                                   =============================
Net asset value and redemption price per share ................    $       1.00     $      11.21
                                                                   =============================
Maximum offering price per share ..............................              --     $      11.77
                                                                   =============================

PRICING OF CLASS B SHARES
Net assets attributable to Class B shares .....................              --     $  2,150,606
                                                                   =============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ........................              --          191,775
                                                                   =============================
Net asset value, offering price and redemption price per share*              --     $      11.21
                                                                   =============================

PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .....................              --     $  2,141,049
                                                                   =============================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ........................              --          191,154
                                                                   =============================
Net asset value, offering price and redemption price per share*              --     $      11.20
                                                                   =============================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2003 (UNAUDITED)
================================================================================================
                                                                   MONEY         U.S. GOVERNMENT
                                                                   MARKET          MONEY MARKET
                                                                    FUND               FUND
------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Investment securities, at amortized cost ...............    $  264,700,234     $   59,094,152
   Repurchase agreements ..................................         3,536,000         26,028,000
                                                               ---------------------------------
Total investment securities ...............................    $  268,236,234     $   85,122,152
Cash ......................................................           400,283                 --
Interest receivable .......................................         1,084,541            394,293
Other assets ..............................................            22,723              7,368
                                                               ---------------------------------
TOTAL ASSETS ..............................................       269,743,781         85,523,813
                                                               ---------------------------------

LIABILITIES
Bank overdraft ............................................                --                177
Dividends payable .........................................             3,992                261
Payable to affiliates .....................................           116,579             61,086
Payable for securities purchased ..........................        14,115,115                 --
Other accrued expenses and liabilities ....................           134,698             95,690
                                                               ---------------------------------
TOTAL LIABILITIES .........................................        14,370,384            157,214
                                                               ---------------------------------

NET ASSETS ................................................    $  255,373,397     $   85,366,599
                                                               =================================

NET ASSETS CONSIST OF:
Paid-in capital ...........................................    $  255,376,214     $   85,368,237
Accumulated net realized losses from security transactions             (2,817)            (1,638)
                                                               ---------------------------------

NET ASSETS ................................................    $  255,373,397     $   85,366,599
                                                               =================================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .................    $  144,637,132     $   85,366,599
                                                               =================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................       144,671,751         85,368,239
                                                               =================================
Net asset value and redemption price per share* ...........    $         1.00     $         1.00
                                                               =================================

PRICING OF CLASS S SHARES
Net assets attributable to Class S shares .................    $  110,736,265     $           --
                                                               =================================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ....................       110,736,214                 --
                                                               =================================
Net asset value and redemption price per share* ...........    $         1.00     $           --
                                                               =================================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)
===============================================================================================
                                                  CORE             HIGH      INSTITUTIONAL U.S.
                                                  BOND            YIELD       GOVERNMENT MONEY
                                                  FUND             FUND         MARKET FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest .................................    $  1,026,258     $  1,967,797     $    450,229
                                              ----------------------------------------------

EXPENSES
Investment advisory fees .................         115,235          120,313           56,057
Distribution expenses, Class A ...........          62,319           62,073           28,028
Distribution expenses, Class B ...........           6,134           12,175               --
Distribution expenses, Class C ...........          11,614           10,993               --
Transfer agent fees, Class A .............          12,181            6,932           17,085
Transfer agent fees, Class B .............           6,000            6,000               --
Transfer agent fees, Class C .............           6,000            6,000               --
Accounting services fees .................          21,750           21,750           14,959
Sponsor fees .............................          46,094           40,104               --
Custodian fees ...........................          16,893            6,381           14,183
Registration fees ........................           1,793               --            3,190
Registration fees, Class A ...............           5,145            5,379               --
Registration fees, Class B ...............           4,523            4,965               --
Registration fees, Class C ...............           4,924            4,821               --
Reports to shareholders ..................           6,544            2,992            5,984
Professional fees ........................           6,792            4,737            9,974
Postage and supplies .....................          17,981            7,101           11,401
Trustees' fees and expenses ..............           3,182            2,992            2,992
Administration fees ......................          12,675            4,246            1,788
Other expenses ...........................           2,747            4,026              475
                                              ----------------------------------------------
TOTAL EXPENSES ...........................         370,526          333,980          166,116
Sponsor fees waived ......................         (46,094)         (40,104)              --
Fees waived and/or expenses reimbursed
   by the Adviser ........................        (103,660)         (65,097)         (54,025)
                                              ----------------------------------------------
NET EXPENSES .............................         220,772          228,779          112,091
                                              ----------------------------------------------

NET INVESTMENT INCOME ....................         805,486        1,739,018          338,138
                                              ----------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
Net realized gains (losses) from
   security transactions .................         429,325          (98,639)          (1,010)
Net change in unrealized appreciation/
   depreciation on investments ...........         (36,059)       2,203,938               --
                                              ----------------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS ........................         393,266        2,105,299           (1,010)
                                              ----------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS    $  1,198,752     $  3,844,317     $    337,128
                                              ==============================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2003(A) (UNAUDITED)
===================================================================================================
                                                    INTERMEDIATE
                                                      TERM U.S.         MONEY       U.S. GOVERNMENT
                                                     GOVERNMENT         MARKET        MONEY MARKET
                                                     BOND FUND           FUND             FUND
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ................................    $    807,652     $  1,527,825     $    650,007
                                                    ----------------------------------------------

EXPENSES
Investment advisory fees .......................          89,518          372,033          203,304
Distribution expenses, Class A .................          56,847          204,550          148,429
Distribution expenses, Class B .................           8,265               --               --
Distribution expenses, Class C .................           8,352               --               --
Distribution expenses, Class S .................              --           99,849               --
Transfer agent fees, Class A ...................          19,122           82,642           66,868
Transfer agent fees, Class B ...................           6,000               --               --
Transfer agent fees, Class C ...................           6,000               --               --
Transfer agent fees, Class S ...................              --              310               --
Postage and supplies ...........................          20,381           63,022           61,648
Custodian fees .................................          11,072           31,095           24,373
Reports to shareholders ........................           7,480           39,891           19,945
Accounting services fees .......................          21,750           22,198           14,959
Professional fees ..............................          10,572           13,464           11,071
Administration fees ............................           3,224           20,780            7,608
Registration fees, Class A .....................           5,323           14,193            8,312
Registration fees, Class B .....................           4,937               --               --
Registration fees, Class C .....................           4,788               --               --
Trustees' fees and expenses ....................           2,992            2,992            2,992
Other expenses .................................           1,169              763              349
                                                    ----------------------------------------------
TOTAL EXPENSES .................................         287,792          967,782          569,858
Fees waived and/or expenses reimbursed
   by the Adviser ..............................         (96,350)        (335,957)        (166,975)
                                                    ----------------------------------------------
NET EXPENSES ...................................         191,442          631,825          402,883
                                                    ----------------------------------------------

NET INVESTMENT INCOME ..........................         616,210          896,000          247,124
                                                    ----------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
Net realized gains from security transactions ..         212,227              515               --
Net change in unrealized appreciation/
   depreciation on investments .................        (114,981)              --               --
                                                    ----------------------------------------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS          97,246              515               --
                                                    ----------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .....    $    713,456     $    896,515     $    247,124
                                                    ==============================================

(A) Except for Class S shares of the Money Market Fund which represents the period from commencement of operations (February 3, 2003) through March 31, 2003.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
==========================================================================================================
                                                  CORE BOND FUND                   HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------
                                            SIX MONTHS                        SIX MONTHS
                                              ENDED             YEAR            ENDED             YEAR
                                             MARCH 31,         ENDED           MARCH 31,         ENDED
                                               2003           SEPT. 30,          2003           SEPT. 30,
                                            (UNAUDITED)         2002          (UNAUDITED)         2002
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .................    $    805,486     $  1,837,449     $  1,739,018     $    942,918
Net realized gains (losses) from
   security transactions ..............         429,325        2,042,111          (98,639)        (167,535)
Net change in unrealized appreciation/
   depreciation on investments ........         (36,059)        (241,692)       2,203,938         (768,373)
                                           ---------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ....................       1,198,752        3,637,868        3,844,317            7,010
                                           ---------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...        (752,446)      (1,853,643)      (1,537,366)        (858,073)
From net investment income, Class B ...         (18,672)         (20,382)        (101,712)         (56,724)
From net investment income, Class C ...         (34,368)         (65,322)         (99,940)         (28,125)
From net realized gains, Class A ......        (188,385)              --               --          (10,686)
From net realized gains, Class B ......          (5,663)              --               --             (152)
From net realized gains, Class C ......         (10,251)              --               --             (158)
                                           ---------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ......      (1,009,785)      (1,939,347)      (1,739,018)        (953,918)
                                           ---------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .............      10,571,176       96,813,315       15,682,393       17,197,271
Reinvested distributions ..............         901,055        1,768,192        1,360,892          838,086
Payments for shares redeemed ..........     (10,678,960)     (97,378,974)        (687,943)        (664,951)
                                           ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS A
   SHARE TRANSACTIONS .................         793,271        1,202,533       16,355,342       17,370,406
                                           ---------------------------------------------------------------

CLASS B
Proceeds from shares sold .............         347,518        1,210,803        1,971,105        1,918,019
Reinvested distributions ..............          17,699           18,376           26,233           23,059
Payments for shares redeemed ..........        (179,589)        (113,274)        (176,274)         (29,210)
                                           ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS .................         185,628        1,115,905        1,821,064        1,911,868
                                           ---------------------------------------------------------------

CLASS C
Proceeds from shares sold .............       1,797,580        1,385,402        4,291,676        1,104,717
Reinvested distributions ..............          32,221           48,961           33,694           11,433
Payments for shares redeemed ..........      (1,775,522)        (572,464)        (474,041)        (204,180)
                                           ---------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS .................          54,279          861,899        3,851,329          911,970
                                           ---------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS ..........       1,222,145        4,878,858       24,133,034       19,247,336

NET ASSETS
Beginning of period ...................      46,113,923       41,235,065       27,384,905        8,137,569
                                           ---------------------------------------------------------------
End of period .........................    $ 47,336,068     $ 46,113,923     $ 51,517,939     $ 27,384,905
                                           ===============================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
==================================================================================================================
                                                  INSTITUTIONAL U.S.                    INTERMEDIATE TERM
                                                   GOVERNMENT MONEY                      U.S. GOVERNMENT
                                                      MARKET FUND                            BOND FUND
------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                            SIX MONTHS
                                               ENDED               YEAR              ENDED               YEAR
                                              MARCH 31,           ENDED             MARCH 31,           ENDED
                                                2003             SEPT. 30,            2003             SEPT. 30,
                                             (UNAUDITED)           2002            (UNAUDITED)           2002
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .................    $      338,138     $    1,117,578     $      616,210     $    1,390,923
Net realized gains (losses) from
   security transactions ..............            (1,010)                (1)           212,227            874,398
Net change in unrealized appreciation/
   depreciation on investments ........                --                 --           (114,981)          (227,956)
                                           -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .........................           337,128          1,117,577            713,456          2,037,365
                                           -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A ...          (338,138)        (1,117,578)          (571,956)        (1,378,658)
From net investment income, Class B ...                --                 --            (22,117)            (8,760)
From net investment income, Class C ...                --                 --            (22,137)           (16,859)
                                           -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ......          (338,138)        (1,117,578)          (616,210)        (1,404,277)
                                           -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .............        72,594,667        101,713,944         24,861,836         48,640,746
Reinvested distributions ..............           325,062          1,053,065            480,476          1,171,038
Payments for shares redeemed ..........       (86,607,073)      (127,810,053)       (26,059,105)       (50,501,508)
                                           -----------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS .........       (13,687,344)       (25,043,044)          (716,793)          (689,724)
                                           -----------------------------------------------------------------------

CLASS B
Proceeds from shares sold .............                --                 --          1,333,701          1,246,060
Reinvested distributions ..............                --                 --             17,352              8,104
Payments for shares redeemed ..........                --                 --           (379,891)          (123,803)
                                           -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS B SHARE TRANSACTIONS .........                --                 --            971,162          1,130,361
                                           -----------------------------------------------------------------------

CLASS C
Proceeds from shares sold .............                --                 --          1,094,510          1,500,542
Reinvested distributions ..............                --                 --             12,456             11,378
Payments for shares redeemed ..........                --                 --           (296,171)          (375,792)
                                           -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS C SHARE TRANSACTIONS .........                --                 --            810,795          1,136,128
                                           -----------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS       (13,688,354)       (25,043,045)         1,162,410          2,209,853

NET ASSETS
Beginning of period ...................        55,037,779         80,080,824         35,507,986         33,298,133
                                           -----------------------------------------------------------------------
End of period .........................    $   41,349,425     $   55,037,779     $   36,670,396     $   35,507,986
                                           =======================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
==============================================================================================================
                                                     MONEY                           U.S. GOVERNMENT
                                                    MARKET                             MONEY MARKET
                                                     FUND                                   FUND
--------------------------------------------------------------------------------------------------------------
                                         SIX MONTHS                            SIX MONTHS
                                           ENDED               YEAR              ENDED               YEAR
                                          MARCH 31,           ENDED             MARCH 31,           ENDED
                                           2003(A)           SEPT. 30,            2003             SEPT. 30,
                                         (UNAUDITED)           2002            (UNAUDITED)           2002
--------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .............    $      896,000     $    1,718,922     $      247,124     $      718,437
Net realized gains from security
   transactions ...................               515              7,440                 --              1,831
                                       -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS .....................           896,515          1,726,362            247,124            720,268
                                       -----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A          (814,788)        (1,750,681)          (247,124)          (718,444)
From net investment income, Class S           (81,212)                --                 --                 --
                                       -----------------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ..          (896,000)        (1,750,681)          (247,124)          (718,444)
                                       -----------------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .........       205,410,967        237,175,210         76,955,458        178,163,655
Reinvested distributions ..........           791,582          1,721,476            245,036            705,421
Payments for shares redeemed ......      (175,697,697)      (209,192,629)       (74,166,354)      (161,489,086)
                                       -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS A SHARE TRANSACTIONS .....        30,504,852         29,704,057          3,034,140         17,379,990
                                       -----------------------------------------------------------------------

CLASS S
Proceeds from shares sold .........       126,359,560                 --                 --                 --
Reinvested distributions ..........            81,211                 --                 --                 --
Payments for shares redeemed ......       (15,704,558)                --                 --                 --
                                       -----------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CLASS S SHARE TRANSACTIONS .....       110,736,213                 --                 --                 --
                                       -----------------------------------------------------------------------

TOTAL INCREASE IN NET ASSETS ......       141,241,580         29,679,738          3,034,140         17,381,814

NET ASSETS
Beginning of period ...............       114,131,817         84,452,079         82,332,459         64,950,645
                                       -----------------------------------------------------------------------
End of period .....................    $  255,373,397     $  114,131,817     $   85,366,599     $   82,332,459
                                       =======================================================================

(A) Except for Class S shares which represents the period from commencement of operations (February 3, 2003) through March 31, 2003.

See accompanying notes to financial statements.

CORE BOND FUND - CLASS A
FINANCIAL HIGHLIGHTS
==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED         YEAR         YEAR      NINE MONTHS     YEAR         YEAR         YEAR
                                            MARCH 31,     ENDED        ENDED        ENDED        ENDED        ENDED        ENDED
                                              2003       SEPT. 30,    SEPT. 30,    SEPT. 30,    DEC. 31,     DEC. 31,     DEC. 31,
                                           (UNAUDITED)     2002         2001        2000(A)       1999         1998         1997
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ..................   $  10.23     $  10.04     $   9.50     $   9.47     $  10.39     $  10.22     $  10.17
                                            --------------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.19         0.44         0.53         0.48         0.59         0.55         0.61
   Net realized and
      unrealized gains (losses)
      on investments ....................       0.08         0.21         0.54         0.03        (0.76)        0.30         0.11
                                            --------------------------------------------------------------------------------------
Total from investment
   operations ...........................       0.27         0.65         1.07         0.51        (0.17)        0.85         0.72
                                            --------------------------------------------------------------------------------------

Less distributions:
   Dividends from net
      investment income .................      (0.18)       (0.46)       (0.53)       (0.48)       (0.68)       (0.57)       (0.66)
   Distributions from net
      realized gains ....................      (0.04)          --           --           --           --        (0.11)       (0.01)
   Return of capital ....................         --           --           --           --        (0.07)          --           --
                                            --------------------------------------------------------------------------------------
Total distributions .....................      (0.22)       (0.46)       (0.53)       (0.48)       (0.75)       (0.68)       (0.67)
                                            --------------------------------------------------------------------------------------

Net asset value at end
   of period ............................   $  10.28     $  10.23     $  10.04     $   9.50     $   9.47     $  10.39     $  10.22
                                            ======================================================================================

Total return(B) .........................      2.73%(C)     6.66%       11.61%        5.50%(C)    (1.68%)       8.56%        7.30%
                                            ======================================================================================

Net assets at end of
   period (000's) .......................   $ 43,502     $ 42,530     $ 39,683     $ 22,086     $  4,310     $  4,924     $  1,685
                                            ======================================================================================

Ratio of net expenses to
   average net assets ...................      0.90%(D)     0.90%        0.90%        0.90%(D)     0.90%        0.90%        0.90%

Ratio of net investment income
   to average net assets ................      3.39%(D)     4.37%        5.41%        6.16%(D)     5.92%        5.68%        6.08%

Portfolio turnover rate .................       259%(D)      205%          93%         126%(D)       57%         170%          88%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

CORE BOND FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED        YEAR       PERIOD
                                            MARCH 31,    ENDED        ENDED
                                              2003      SEPT. 30,   SEPT. 30,
                                           (UNAUDITED)    2002       2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   9.73    $   9.59    $   9.33
                                            --------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.39        0.39        0.18
   Net realized and unrealized gains
      (losses) on investments ...........      (0.17)       0.16        0.26
                                            --------------------------------
Total from investment operations ........       0.22        0.55        0.44
                                            --------------------------------

Less distributions:
   Dividends from net investment income .      (0.15)      (0.41)      (0.18)
   Distributions from net realized gains       (0.04)         --          --
                                            --------------------------------
Total distributions .....................      (0.19)      (0.41)      (0.18)
                                            --------------------------------

Net asset value at end of period ........   $   9.76    $   9.73    $   9.59
                                            ================================

Total return(B) .........................      2.31%(C)    5.89%       4.78%(C)
                                            ================================

Net assets at end of period (000's) .....   $  1,353    $  1,163    $     30
                                            ================================

Ratio of net expenses to
   average net assets ...................      1.65%(D)    1.65%       1.60%(D)

Ratio of net investment income to
   average net assets ...................      2.79%(D)    3.64%       4.29%(D)

Portfolio turnover rate .................       259%(D)     205%         93%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

CORE BOND FUND - CLASS C
FINANCIAL HIGHLIGHTS
========================================================================================================
                                           PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED         YEAR         YEAR     NINE MONTHS      YEAR
                                            MARCH 31,     ENDED        ENDED        ENDED        ENDED
                                              2003       SEPT. 30,    SEPT. 30,    SEPT. 30,    DEC. 31,
                                           (UNAUDITED)     2002         2001        2000(B)      1999(A)
--------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   9.74     $   9.59     $   9.07     $   9.15     $  10.08
                                            ------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.28         0.37         0.45         0.37         0.51
   Net realized and unrealized gains
      (losses) on investments ...........      (0.06)        0.17         0.53        (0.03)       (0.75)
                                            ------------------------------------------------------------
Total from investment operations ........       0.22         0.54         0.98         0.34        (0.24)
                                            ------------------------------------------------------------

Less distributions:
   Dividends from net investment
      income ............................      (0.15)       (0.39)       (0.46)       (0.42)       (0.62)
   Distributions from net realized gains       (0.04)          --           --           --           --
   Return of capital ....................         --           --           --           --        (0.07)
                                            ------------------------------------------------------------
Total distributions .....................      (0.19)       (0.39)       (0.46)       (0.42)       (0.69)
                                            ------------------------------------------------------------

Net asset value at end of period ........   $   9.77     $   9.74     $   9.59     $   9.07     $   9.15
                                            ============================================================

Total return(C) .........................      2.29%(D)     5.82%       11.10%        3.87%(D)    (2.41%)
                                            ============================================================

Net assets at end of period (000's) .....   $  2,482     $  2,421     $  1,522     $    992     $    998
                                            ============================================================

Ratio of net expenses to
   average net assets ...................      1.65%(E)     1.65%        1.65%        1.65%(E)     1.65%

Ratio of net investment income to
   average net assets ...................      2.81%(E)     3.70%        4.73%        5.41%(E)     5.18%

Portfolio turnover rate .................       259%(E)      205%          93%         126%(E)      120%

(A) Represents the period from commencement of operations (January 1, 1999) through December 31, 1999.

(B) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS A
FINANCIAL HIGHLIGHTS
===========================================================================================
                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED         YEAR         YEAR        PERIOD
                                            MARCH 31,     ENDED        ENDED        ENDED
                                              2003       SEPT. 30,    SEPT. 30,    SEPT. 30,
                                           (UNAUDITED)     2002         2001        2000(A)
-------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   8.59     $   9.07     $  10.09     $  10.00
                                            -----------------------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.38         0.72         0.90         0.33
   Net realized and unrealized gains
      (losses) on investments ...........       0.50        (0.47)       (1.01)        0.09
                                            -----------------------------------------------
Total from investment operations ........       0.88         0.25        (0.11)        0.42
                                            -----------------------------------------------

Less distributions:
   Dividends from net investment income .      (0.38)       (0.72)       (0.90)       (0.33)
   Distributions from net realized gains          --        (0.01)       (0.01)          --
                                            -----------------------------------------------
Total distributions .....................      (0.38)       (0.73)       (0.91)       (0.33)
                                            -----------------------------------------------

Net asset value at end of period ........   $   9.09     $   8.59     $   9.07     $  10.09
                                            ===============================================

Total return(B) .........................     10.37%(C)     2.50%       (1.34%)       4.20%(C)
                                            ===============================================

Net assets at end of period (000's) .....   $ 42,865     $ 24,609     $  7,991     $  7,327
                                            ===============================================

Ratio of net expenses to
   average net assets ...................      1.05%(D)     1.05%        1.05%        1.04%(D)

Ratio of net investment income to
   average net assets ...................      8.73%(D)     7.79%        9.20%        7.77%(D)

Portfolio turnover rate .................        23%(D)       53%          67%          13%(D)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED        YEAR       PERIOD
                                            MARCH 31,    ENDED        ENDED
                                              2003      SEPT. 30,   SEPT. 30,
                                           (UNAUDITED)    2002       2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   8.59    $   9.08    $   9.85
                                            --------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.35        0.66        0.35
   Net realized and unrealized gains
      (losses) on investments ...........       0.49       (0.48)      (0.76)
                                            --------------------------------
Total from investment operations ........       0.84        0.18       (0.41)
                                            --------------------------------

Less distributions:
   Dividends from net investment income .      (0.35)      (0.66)      (0.35)
   Distributions from net realized gains          --       (0.01)      (0.01)
                                            --------------------------------
Total distributions .....................      (0.35)      (0.67)      (0.36)
                                            --------------------------------

Net asset value at end of period ........   $   9.08    $   8.59    $   9.08
                                            ================================

Total return(B) .........................      9.89%(C)    1.80%      (4.38%)(C)
                                            ================================

Net assets at end of period (000's) .....   $  3,789    $  1,854    $     75
                                            ================================

Ratio of net expenses to
   average net assets ...................      1.80%(D)    1.80%       1.78%(D)

Ratio of net investment income
   to average net assets ................      7.99%(D)    6.93%       8.34%(D)

Portfolio turnover rate .................        23%(D)      53%         67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS C
FINANCIAL HIGHLIGHTS
===========================================================================================
                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED         YEAR         YEAR       PERIOD
                                            MARCH 31,     ENDED        ENDED        ENDED
                                              2003       SEPT. 30,    SEPT. 30,    SEPT. 30,
                                           (UNAUDITED)     2002         2001        2000(A)
-------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $   8.60     $   9.09     $  10.11     $  10.00
                                            -----------------------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.35         0.66         0.83         0.27
   Net realized and unrealized gains
      (losses) on investments ...........       0.49        (0.48)       (1.01)        0.15
                                            -----------------------------------------------
Total from investment operations ........       0.84         0.18        (0.18)        0.42
                                            -----------------------------------------------

Less distributions:
   Dividends from net investment income .      (0.35)       (0.66)       (0.83)       (0.27)
   Distributions from net realized gains          --        (0.01)       (0.01)       (0.04)
                                            -----------------------------------------------
Total distributions .....................      (0.35)       (0.67)       (0.84)       (0.31)
                                            -----------------------------------------------

Net asset value at end of period ........   $   9.09     $   8.60     $   9.09     $  10.11
                                            ===============================================

Total return(B) .........................      9.93%(C)     1.74%       (2.03%)       4.21%(C)
                                            ===============================================

Net assets at end of period (000's) .....   $  4,864     $    922     $     72     $     12
                                            ===============================================

Ratio of net expenses to
   average net assets ...................      1.80%(D)     1.80%        1.80%        1.80%(D)

Ratio of net investment income to
   average net assets ...................      7.94%(D)     6.96%        8.37%        7.91%(D)

Portfolio turnover rate .................        23%(D)       53%          67%          13%(D)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                            MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                              2003       ------------------------------------------------------------
                                           (UNAUDITED)     2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                            -------------------------------------------------------------------------

Net investment income ...................      0.010        0.018        0.049        0.057        0.047        0.052
                                            -------------------------------------------------------------------------

Net realized losses on investments ......         --       (0.000)(A)       --           --           --           --
                                            -------------------------------------------------------------------------

Dividends from net investment income ....     (0.010)      (0.018)      (0.049)      (0.057)      (0.047)      (0.052)
                                            -------------------------------------------------------------------------

Net asset value at end of period ........   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                            =========================================================================

Total return ............................      1.20%(B)     1.81%        5.02%        5.83%        4.78%        5.30%
                                            =========================================================================

Net assets at end of period (000's) .....   $ 41,349     $ 55,038     $ 80,081     $ 58,306     $ 49,848     $ 44,797
                                            =========================================================================

Ratio of net expenses to
   average net assets ...................      0.40%(B)     0.40%        0.40%        0.40%        0.40%(C)     0.40%(C)

Ratio of net investment income to
   average net assets ...................      1.21%(B)     1.83%        4.90%        5.73%        4.68%        5.17%

(A)  Amount rounds to less than $0.0005.

(B)  Annualized.

(C) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.47% and 0.45% for the years ended September 30, 1999 and 1998, respectively.

See accompanying notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS A
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                            MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                              2003       ------------------------------------------------------------
                                           (UNAUDITED)     2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $  11.18     $  10.92     $  10.27     $  10.34     $  11.15     $  10.67
                                            -------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.20         0.46         0.55         0.59         0.60         0.61
   Net realized and unrealized gains
      (losses) on investments ...........       0.03         0.26         0.65        (0.07)       (0.81)        0.48
                                            -------------------------------------------------------------------------
Total from investment operations ........       0.23         0.72         1.20         0.52        (0.21)        1.09
                                            -------------------------------------------------------------------------

Dividends from net investment income ....      (0.20)       (0.46)       (0.55)       (0.59)       (0.60)       (0.61)
                                            -------------------------------------------------------------------------

Net asset value at end of period ........   $  11.21     $  11.18     $  10.92     $  10.27     $  10.34     $  11.15
                                            =========================================================================

Total return(A) .........................      2.04%(B)     6.83%       11.94%        5.29%       (1.93%)      10.54%
                                            =========================================================================

Net assets at end of period (000's) .....   $ 32,379     $ 33,011     $ 33,118     $ 35,896     $ 45,060     $ 51,168
                                            =========================================================================

Ratio of net expenses to
   average net assets ...................      0.99%(C)     0.99%        0.99%        0.99%        0.99%        0.99%

Ratio of net investment income to
   average net assets ...................      3.52%(C)     4.22%        5.19%        5.87%        5.59%        5.64%

Portfolio turnover rate .................       106%(C)      156%          53%          27%          58%          29%

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED        YEAR       PERIOD
                                            MARCH 31,    ENDED       ENDED
                                              2003      SEPT. 30,   SEPT. 30,
                                           (UNAUDITED)    2002       2001(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ..   $  11.18    $  10.92    $  10.59
                                            --------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.15        0.37        0.19
   Net realized and unrealized gains
      (lossses) on investments ..........       0.03        0.26        0.33
                                            --------------------------------
Total from investment operations ........       0.18        0.63        0.52
                                            --------------------------------

Dividends from net investment income ....      (0.15)      (0.37)      (0.19)
                                            --------------------------------

Net asset value at end of period ........   $  11.21    $  11.18    $  10.92
                                            ================================

Total return(B) .........................      1.63%(C)    5.97%       4.96%(C)
                                            ================================

Net assets at end of period (000's) .....   $  2,151    $  1,171    $     20
                                            ================================

Ratio of net expenses to
   average net assets ...................      1.83%(D)    1.83%       1.83%(D)

Ratio of net investment income
   to average net assets ................      2.67%(D)    3.14%       4.02%(D)

Portfolio turnover rate .................       106%(D)     156%         53%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
- CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED        YEAR       PERIOD
                                            MARCH 31,    ENDED       ENDED
                                              2003      SEPT. 30,   SEPT. 30,
                                           (UNAUDITED)    2002       2001(A)
--------------------------------------------------------------------------------

Net asset value at beginning of period ..   $  11.17    $  10.91    $  10.65
                                            --------------------------------

Income (loss) from investment operations:
   Net investment income ................       0.15        0.37        0.29
   Net realized and unrealized gains
      (losses) on investments ...........       0.03        0.26        0.26
                                            --------------------------------
Total from investment operations ........       0.18        0.63        0.55
                                            --------------------------------

Dividends from net investment income ....      (0.15)      (0.37)      (0.29)
                                            --------------------------------

Net asset value at end of period ........   $  11.20    $  11.17    $  10.91
                                            ================================

Total return(B) .........................      1.61%(C)    5.93%       5.29%(C)
                                            ================================

Net assets at end of period (000's) .....   $  2,141    $  1,325    $    160
                                            ================================

Ratio of net expenses to
   average net assets ...................      1.85%(D)    1.85%       1.85%(D)

Ratio of net investment income
   to average net assets ................      2.64%(D)    3.24%       4.14%(D)

Portfolio turnover rate .................       106%(D)     156%         53%(D)

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                            MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                              2003       ------------------------------------------------------------
                                           (UNAUDITED)     2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period ..   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                            -------------------------------------------------------------------------

Net investment income ...................      0.010        0.020        0.048        0.056        0.046        0.050
                                            -------------------------------------------------------------------------

Net realized gains on investments .......         --        0.000(A)        --           --           --           --
                                            -------------------------------------------------------------------------

Dividends from net investment income ....     (0.010)      (0.020)      (0.048)      (0.056)      (0.046)      (0.050)
                                            -------------------------------------------------------------------------

Net asset value at end of period ........   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                            =========================================================================

Total return ............................      1.28%(B)     2.05%        4.91%        5.79%        4.74%        5.07%
                                            =========================================================================

Net assets at end of period (000's) .....   $144,637     $114,132     $ 84,452     $ 42,935     $ 23,198     $ 18,492
                                            =========================================================================

Ratio of net expenses to
   average net assets ...................      0.71%(B)     0.65%        0.65%        0.65%        0.65%(C)     0.79%

Ratio of net investment income
   to average net assets ................      0.77%(B)     1.96%        4.60%        5.75%        4.63%        4.95%

(A)  Amount rounds to less than $0.0005.

(B)  Annualized.

(C) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 1.11% for the year ended September 30, 1999.

See accompanying notes to financial statements.

MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS
======================================================================
          PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
----------------------------------------------------------------------
                                                        SIX MONTHS
                                                          ENDED
                                                         MARCH 31,
                                                           2003
                                                      (UNAUDITED)(A)
----------------------------------------------------------------------
Net asset value at beginning of period .............     $  1.000
                                                         --------

Net investment income ..............................        0.001
                                                         --------

Dividends from net investment income ...............       (0.001)
                                                         --------

Net asset value at end of period ...................     $  1.000
                                                         ========

Total return .......................................        0.16%(B)
                                                         ========

Net assets at end of period (000's) ................     $110,736
                                                         ========

Ratio of net expenses to average net assets ........        1.15%(B)

Ratio of net investment income to average net assets        0.49%(B)

(A) Represents the period from commencement of operations (February 3, 2003) through March 31, 2003.

(B)  Annualized.

See accompanying notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
=====================================================================================================================
                                                        PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------
                                           SIX MONTHS
                                             ENDED
                                            MARCH 31,                      YEAR ENDED SEPTEMBER 30,
                                              2003       ------------------------------------------------------------
                                           (UNAUDITED)     2002         2001         2000         1999         1998
---------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                            -------------------------------------------------------------------------

Net investment income ...................      0.003        0.010        0.041        0.049        0.040        0.046
                                            -------------------------------------------------------------------------

Net realized gains on investments .......         --        0.000(A)        --           --           --           --
                                            -------------------------------------------------------------------------

Dividends from net investment income ....     (0.003)      (0.010)      (0.041)      (0.049)      (0.040)      (0.046)
                                            -------------------------------------------------------------------------

Net asset value at end of period ........   $  1.000     $  1.000     $  1.000     $  1.000     $  1.000     $  1.000
                                            =========================================================================

Total return ............................      0.58%(B)     1.03%        4.18%        5.02%        4.02%        4.74%
                                            =========================================================================

Net assets at end of period (000's) .....   $ 85,367     $ 82,332     $ 64,951     $ 79,870     $110,060     $102,481
                                            =========================================================================

Ratio of net expenses to
   average net assets ...................      0.95%(B)     0.95%        0.95%        0.95%        0.95%        0.91%(C)

Ratio of net investment income to
   average net assets ...................      0.58%(B)     1.02%        4.23%        4.86%        3.95%        4.63%

(A)  Amount rounds to less than $0.0005.

(B)  Annualized.

(C) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.94% for the year ended September 30, 1998.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================

1.   ORGANIZATION

The Core Bond Fund, High Yield Fund, Institutional U.S. Government Money Market Fund, Intermediate Term U.S. Government Bond Fund, Money Market Fund, and U.S. Government Money Market Fund, (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital, by investing primarily in bonds (at least 80% of assets). The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment grade securities. Capital appreciation is a secondary goal.

The High Yield Fund seeks to achieve a high level of income as its main goal. The Fund invests primarily in non-investment grade debt securities (at least 80% of assets). The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years. Capital appreciation is a secondary goal.

The Institutional U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities.

The Intermediate Term U.S. Government Bond Fund seeks high current income, consistent with the protection of capital, by investing primarily in U.S.
Government  bonds (at  least 80% of  assets),  including  mortgage-related  U.S.
Government securities. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

The Money Market Fund seeks high current  income,  consistent with liquidity and
stability  of  principal.   The  Fund  invests  in  high-quality   money  market
instruments.

The U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Government, or its agencies, including mortgage-related U.S. Government securities.

The Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are each authorized to offer three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). Each Class A, Class B and Class C share of a Fund represents identical interests in the Fund's investment portfolio and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which will cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - Investment securities in the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Repurchase agreements - Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Dollar Roll Transactions - The Core Bond Fund and the Intermediate Term U.S. Government Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

Share valuation - The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional U.S. Government Money Market Fund and U.S. Government Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, Class B and Class C shares of the Core Bond Fund, High Yield

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Fund and Intermediate Term U.S. Government Bond Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders - Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The tax character of distributions paid for the years ended September 30, 2002 and 2001 was as follows:

--------------------------------------------------------------------------------------------------------
                                                                                     INSTITUTIONAL
                                                                                    U.S. GOVERNMENT
                               CORE BOND                   HIGH YIELD                 MONEY MARKET
                                  FUND                        FUND                        FUND
--------------------------------------------------------------------------------------------------------
                           2002          2001          2002          2001          2002          2001
--------------------------------------------------------------------------------------------------------
From ordinary income    $1,934,106    $1,558,425    $  940,464    $  718,533    $  720,185    $3,309,130
                        --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
                           INTERMEDIATE TERM                                        U.S. GOVERNMENT
                            U.S. GOVERNMENT               MONEY MARKET                MONEY MARKET
                               BOND FUND                      FUND                        FUND
--------------------------------------------------------------------------------------------------------
                           2002          2001          2002          2001          2002          2001
--------------------------------------------------------------------------------------------------------
From ordinary income    $1,407,455    $1,756,174    $1,748,359    $3,044,251    $1,122,293    $3,475,538
                        --------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

The following information is computed on a tax basis for each item as of September 30, 2002:

-----------------------------------------------------------------------------------------
                                          U.S.           INSTITUTIONAL
                                       GOVERNMENT       U.S. GOVERNMENT
                                      MONEY MARKET       MONEY MARKET       MONEY MARKET
                                          FUND               FUND               FUND
-----------------------------------------------------------------------------------------
Cost of portfolio investments ...    $   81,967,945     $   54,549,132     $  113,538,276
                                     ----------------------------------------------------
Post-October losses .............                --                 (1)                --
                                     ----------------------------------------------------
Capital loss carryforward .......            (1,638)           (14,215)            (3,332)
                                     ----------------------------------------------------
Undistributed ordinary income ...               574              3,077              3,651
                                     ----------------------------------------------------
Other temporary differences .....              (574)            (3,077)            (3,651)
                                     ----------------------------------------------------
    Accumulated deficit .........    $       (1,638)    $      (14,216)    $       (3,332)
                                     ----------------------------------------------------
-----------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

------------------------------------------------------------------------------------------------
                                                                               INTERMEDIATE TERM
                                                  CORE BOND       HIGH YIELD    U.S. GOVERNMENT
                                                    FUND             FUND          BOND FUND
------------------------------------------------------------------------------------------------
Cost of portfolio investments ..............    $ 45,378,015     $ 28,163,131     $ 34,873,835
                                                ----------------------------------------------
Gross unrealized appreciation ..............       1,477,589          440,067        1,101,849
Gross unrealized depreciation ..............        (235,759)      (1,980,243)         (16,756)
                                                ----------------------------------------------
Net unrealized appreciation/depreciation ...       1,241,830       (1,540,176)       1,085,093
                                                ----------------------------------------------
Capital loss carryforward ..................              --               --       (1,614,752)
                                                ----------------------------------------------
Undistributed ordinary income ..............          27,483           14,851           14,211
                                                ----------------------------------------------
Undistributed long-term gains ..............         204,299               --               --
                                                ----------------------------------------------
Post-October losses ........................              --         (211,963)              --
                                                ----------------------------------------------
Other temporary differences ................         (12,840)         (14,851)         (14,211)
                                                ----------------------------------------------
    Accumulated earnings (deficit) .........    $  1,460,772     $ (1,752,139)    $   (529,659)
                                                ----------------------------------------------
------------------------------------------------------------------------------------------------

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales.

As of March 31, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                     EXPIRES
FUND                                                 AMOUNT        SEPTEMBER 30
--------------------------------------------------------------------------------
Institutional U.S. Government Money Market Fund    $       601          2007

Intermediate Term U.S. Government Bond Fund ...    $    94,797          2003
                                                     1,168,258          2004
                                                       221,155          2005
                                                         8,095          2006
                                                       122,447          2009

Money Market Fund .............................    $     3,332          2008

U.S. Government Money Market Fund .............    $     1,638          2009
--------------------------------------------------------------------------------

In addition, the Institutional U.S. Government Money Market Fund and High Yield Fund elected to defer until their subsequent tax year $1 and $211,963, respectively, of capital losses incurred after October 31, 2001. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3.   INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended March 31, 2003:

-----------------------------------------------------------------------------------------
                                                                             INTERMEDIATE
                                                 CORE            HIGH          TERM U.S.
                                                 BOND           YIELD         GOVERNMENT
                                                 FUND            FUND          BOND FUND
-----------------------------------------------------------------------------------------
Purchases of investment securities ......    $ 58,316,859    $ 23,337,850    $ 17,796,605
                                             --------------------------------------------
Proceeds from sales and maturities of
   investment securities ................    $ 57,090,696    $  4,153,002    $ 18,772,216
                                             --------------------------------------------
-----------------------------------------------------------------------------------------

4.   TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT
The Adviser provides general investment supervisory services for the Funds, under the terms of separate management agreements. Under the Management Agreement, the Intermediate Term U.S. Government Bond Fund, Money Market Fund and U.S. Government Money Market Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million. The Core Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its average daily net assets up to $100 million; 0.45% of such net assets from $100 million to $200 million; 0.40% of such net assets from $200 million to $300 million; and 0.35% of such net assets in excess of $300 million. The High Yield Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.60% of its average daily net assets up to $100 million; 0.55% of such net assets from $100 million to $200 million; 0.50% of such net assets from $200 million to $300 million; and 0.45% of such net assets in excess of $300 million. The Institutional U.S. Government Money Market Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets.

The Adviser has entered into an agreement to contractually limit operating expenses of certain funds. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and/or reimburse expenses in order to limit total annual fund operating expenses as follows:
Institutional U.S. Government Money Market Fund - 0.40%; Intermediate Term U.S. Government Bond Fund - 0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares; Money Market Fund - 0.85%, effective December 31, 2002, for Class A shares, 1.15% for Class S shares; U.S. Government Money Market Fund - 0.95%. These expense limitations will remain in effect through at least September 30, 2003.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit certain Fund's total annual fund operating expenses as follows: Core Bond Fund - 0.90% for Class A shares, 1.65% for Class B and Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect through at least September 30, 2003.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund subject to a minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $2,421, $24,551 and $3,935 from underwriting and broker commissions on the sale of shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund, respectively, for the six months ended March 31, 2003.

PLANS OF DISTRIBUTION
The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class S shares of the Money Market Fund and Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B and Class C shares. However, the current 12b-1 fees for Class S shares of the Money Market Fund are limited to an annual fee of up to 0.60% of average daily net assets that are attributable to Class S shares. The plan allows the U.S. Government Money Market Fund to pay an annual fee of up to 0.35% of its average daily net assets and Institutional

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

U.S. Government Money Market Fund 0.10% of its average daily net assets for the sale and distribution of shares.

SPONSOR AGREEMENT
The Trust, on behalf of the Core Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Core Bond Fund and High Yield Fund, including the administrator and custodian. The Adviser receives a fee from the Core Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Adviser has agreed to waive all fees until September 30, 2003, as needed to maintain each Fund's expenses at a set level.

5.   CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                     CORE BOND FUND
                                                         CLASS A
--------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED               YEAR
                                               MARCH 31,           ENDED
                                                 2003             SEPT. 30,
                                              (UNAUDITED)           2002
--------------------------------------------------------------------------------
Shares sold ...........................         1,035,138          9,778,445
Shares reinvested .....................            88,448            177,257
Shares redeemed .......................        (1,047,562)        (9,749,234)
                                             -------------------------------
Net increase in shares outstanding ....            76,024            206,468
Shares outstanding, beginning of period         4,157,511          3,951,043
                                             -------------------------------
Shares outstanding, end of period .....         4,233,535          4,157,511
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                     CORE BOND FUND                        CORE BOND FUND
                                                         CLASS B                               CLASS C
------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                            SIX MONTHS
                                                ENDED               YEAR              ENDED               YEAR
                                               MARCH 31,           ENDED             MARCH 31,           ENDED
                                                 2003             SEPT. 30,            2003             SEPT. 30,
                                              (UNAUDITED)           2002            (UNAUDITED)           2002
------------------------------------------------------------------------------------------------------------------
Shares sold ...........................            35,756            126,243            184,220            144,849
Shares reinvested .....................             1,831              1,925              3,328              5,145
Shares redeemed .......................           (18,510)           (11,743)          (182,245)           (60,023)
                                             ---------------------------------------------------------------------
Net increase in shares outstanding ....            19,077            116,425              5,303             89,971
Shares outstanding, beginning of period           119,536              3,111            248,705            158,734
                                             ---------------------------------------------------------------------
Shares outstanding, end of period .....           138,613            119,536            254,008            248,705
------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

------------------------------------------------------------------------------------------------------------------
                                                       HIGH YIELD                            HIGH YIELD
                                                          FUND                                  FUND
                                                         CLASS A                               CLASS B
------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                            SIX MONTHS
                                                ENDED               YEAR              ENDED               YEAR
                                               MARCH 31,           ENDED             MARCH 31,           ENDED
                                                 2003             SEPT. 30,            2003             SEPT. 30,
                                              (UNAUDITED)           2002            (UNAUDITED)           2002
------------------------------------------------------------------------------------------------------------------
Shares sold ...........................         1,776,638          1,965,160            218,408            208,327
Shares reinvested .....................           152,381             92,485              2,937              2,567
Shares redeemed .......................           (76,599)           (72,962)           (19,795)            (3,333)
                                             ---------------------------------------------------------------------
Net increase in shares outstanding ....         1,852,420          1,984,683            201,550            207,561
Shares outstanding, beginning of period         2,865,744            881,061            215,841              8,280
                                             ---------------------------------------------------------------------
Shares outstanding, end of period .....         4,718,164          2,865,744            417,391            215,841
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         HIGH YIELD
                                                            FUND
                                                           CLASS C
--------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED               YEAR
                                               MARCH 31,           ENDED
                                                 2003             SEPT. 30,
                                              (UNAUDITED)           2002
--------------------------------------------------------------------------------
Shares sold ...........................           476,306            119,943
Shares reinvested .....................             3,746              1,267
Shares redeemed .......................           (52,052)           (21,887)
                                             -------------------------------
Net increase in shares outstanding ....           428,000             99,323
Shares outstanding, beginning of period           107,156              7,833
                                             -------------------------------
Shares outstanding, end of period .....           535,156            107,156
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                 INTERMEDIATE TERM U.S.                INTERMEDIATE TERM U.S.
                                                  GOVERNMENT BOND FUND                  GOVERNMENT BOND FUND
                                                         CLASS A                               CLASS B
------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS                            SIX MONTHS
                                                ENDED               YEAR              ENDED               YEAR
                                               MARCH 31,           ENDED             MARCH 31,           ENDED
                                                 2003             SEPT. 30,            2003             SEPT. 30,
                                              (UNAUDITED)           2002            (UNAUDITED)           2002
------------------------------------------------------------------------------------------------------------------
Shares sold ...........................         2,227,469          4,494,266            119,571            113,472
Shares reinvested .....................            43,011            107,879              1,554                737
Shares redeemed .......................        (2,335,941)        (4,681,692)           (34,135)           (11,241)
                                             ---------------------------------------------------------------------
Net increase (decrease) in shares
   outstanding ........................           (65,461)           (79,547)            86,990            102,968
Shares outstanding, beginning of period         2,953,217          3,032,764            104,785              1,817
                                             ---------------------------------------------------------------------
Shares outstanding, end of period .....         2,887,756          2,953,217            191,775            104,785
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                  INTERMEDIATE TERM U.S.
                                                   GOVERNMENT BOND FUND
                                                          CLASS C
--------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED               YEAR
                                               MARCH 31,           ENDED
                                                 2003             SEPT. 30,
                                              (UNAUDITED)           2002
--------------------------------------------------------------------------------
Shares sold ...........................            98,023            136,971
Shares reinvested .....................             1,115              1,043
Shares redeemed .......................           (26,649)           (34,066)
                                             -------------------------------
Net increase in shares outstanding ....            72,489            103,948
Shares outstanding, beginning of period           118,665             14,717
                                             -------------------------------
Shares outstanding, end of period .....           191,154            118,665
--------------------------------------------------------------------------------

CORE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================
PRINCIPAL                                                             MARKET
 AMOUNT       INVESTMENT SECURITIES - 110.9%                          VALUE
--------------------------------------------------------------------------------
              CORPORATE BONDS - 27.9%
$  575,000    Alcoa, Inc., 6.00%, 01/15/12 ....................    $    625,218
   440,000    Allstate Corp., 6.125%, 12/15/32 ................         452,859
   575,000    American Express, 3.75%, 11/20/07 ...............         588,692
   450,000    Bank of New York, 7.30%, 12/01/09 ...............         535,410
   600,000    Bear Sterns Comm. Mortgage, 6.48%, 02/15/35 .....         681,507
   575,000    British Telecom, 7.875%, 12/15/05 ...............         651,673
   575,000    Citigroup, 5.625%, 08/27/12 .....................         616,610
   540,000    Conocophillips, 5.90%, 10/15/32 .................         538,486
   595,000    Daimler Chrysler, 4.75%, 01/15/08 ...............         603,346
   150,000    Deere & Co., 8.95%, 06/15/19 ....................         178,391
   475,000    France Telecom, 8.70%, 03/01/06 .................         539,374
   485,000    General Electric Cap Corp., 6.75%, 03/15/32 .....         546,276
   575,000    General Mills, 3.875%, 11/30/07 .................         584,914
   485,000    General Motors Accept Corp., 6.125%, 08/28/07 ...         497,371
   455,000    GTE North, Inc., 6.40%, 02/15/05 ................         489,896
   500,000    Indiana Michigan Power, 6.125%, 12/15/06 ........         539,242
   470,000    JP Morgan Chase & Co., 6.75%, 02/01/11 ..........         520,545
    66,000    Kaiser Found Hospital, 9.55%, 07/15/05 ..........          75,654
   550,000    Kinder Morgan Energy Partners, 7.75%, 03/15/32 ..         641,557
   520,000    Kroger Co., 7.375%, 03/01/05 ....................         561,923
   535,000    Morgan Stanley Dean Witter, 6.60%, 04/01/12 .....         597,209
   450,000    National Rural Utilities, 6.50%, 03/01/07 .......         497,783
   465,000    Quebec Province, 7.50%, 09/15/29 ................         587,813
   430,000    U.S. Bancorp, 5.70%, 12/15/08 ...................         475,102
   500,000    Verizon New York, Inc., 6.875%, 04/01/12 ........         572,197
                                                                   ------------
              TOTAL CORPORATE BONDS ...........................    $ 13,199,048
                                                                   ------------

              U.S. GOVERNMENT AGENCY OBLIGATIOS - 11.8%
$  690,000    FHLB, 3.375%, 02/15/08 ..........................    $    704,046
   800,000    FNMA, 2.375%, 03/17/06 ..........................         798,303
   850,000    FNMA, 2.75%, 12/16/05 ...........................         856,159
 1,155,000    FNMA, 3.50%, 09/15/04 ...........................       1,190,742
   595,000    FNMA, 4.75%, 01/02/07 ...........................         633,754
   475,000    FNMA, 6.125%, 03/15/12 ..........................         543,751
   700,000    FNMA, 7.125%, 06/15/10 ..........................         847,392
                                                                   ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........    $  5,574,147
                                                                   ------------

              MORTGAGE-BACKED SECURITIES - 41.0%
$  564,977    Chase Funding Mortgage Loan, 7.33%, 11/25/11 ....    $    620,313
 3,220,455    FHLMC, 6.50%, 08/01/32 ..........................       3,359,775
   453,875    FHLMC, 7.00%, 05/01/30 ..........................         481,301
   752,898    FNMA, 5.50%, 11/01/16 ...........................         782,235
   682,000    FNMA, 5.50%, 01/01/18 ...........................         708,478
 1,750,000    FNMA, 6.50%, 03/25/30 ...........................       1,824,959
 1,029,087    FNMA, 6.50%, 03/01/32 ...........................       1,074,266
 1,942,905    FNMA, 6.50%, 08/01/32 ...........................       2,028,203
 1,377,745    FNMA, 7.50%, 01/01/31 ...........................       1,468,555

CORE BOND FUND
(CONTINUED)
================================================================================
 PRINCIPAL                                                            MARKET
  AMOUNT      INVESTMENT SECURITIES - 110.9% (CONTINUED)              VALUE
--------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES - 41.0% (CONTINUED)
$  275,508    FNMA, 8.00%, 05/01/30 ...........................    $    298,470
 4,496,605    FNMA TBA, 5.00%, 05/01/18 .......................       4,604,804
   913,000    FNMA TBA, 6.00%, 04/01/33 .......................         947,238
   205,281    GNMA, 6.75%, 09/20/24 ...........................         211,075
   178,209    GNMA, 8.00%, 07/15/30 ...........................         193,024
    79,558    GNMA, 9.00%, 08/15/19 ...........................          88,876
   685,000    Home Equity Mortgage Trust, 4.30%, 04/25/33 .....         697,951
                                                                   ------------
              TOTAL MORTGAGE-BACKED SECURITIES ................    $ 19,389,523
                                                                   ------------

              U.S. TREASURY OBLIGATIONS - 16.6%
$  500,000    U.S. Treasury Bond, 8.75%, 05/15/20 .............    $    738,477
   640,000    U.S. Treasury Bond, 9.125%, 05/15/18 ............         961,375
 2,425,000    U.S. Treasury Note, 5.75%, 11/15/05 .............       2,669,869
 2,030,000    U.S. Treasury Note, 6.75%, 05/15/05 .............       2,248,621
   300,000    U.S. Treasury Note, 7.875%, 11/15/04 ............         331,078
   400,000    U.S. Treasury Note, 5.75%, 08/15/10 .............         459,344
   400,000    U.S. Treasury Note, 6.00%, 08/15/09 .............         463,906
                                                                   ------------
              TOTAL U.S. TREASURY OBLIGATIONS .................    $  7,872,670
                                                                   ------------

              COMMERCIAL PAPER - 11.5%
$  950,000    Amsterdam Funding, 1.24%, 04/14/03 ..............    $    949,575
 4,500,000    Kitty Hawk Funding Corp., 1.23%, 04/21/03 .......       4,496,925
                                                                   ------------
              TOTAL COMMERCIAL PAPER ..........................    $  5,446,500
                                                                   ------------

              CASH EQUIVALENTS - 1.7%
$  783,000    Merrill Lynch Premier Money Market - Institutional   $    783,000
                                                                   ------------

              TOTAL INVESTMENT SECURITIES - 110.5%
              (Amortized Cost $51,039,746) ....................    $ 52,264,888

              LIABILITIES IN EXCESS OF OTHER ASSETS - (10.5%) .      (4,928,820)
                                                                   ------------

              NET ASSETS - 100.0% .............................    $ 47,336,068
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================
 PRINCIPAL                                                            MARKET
   AMOUNT     INVESTMENT SECURITIES - 98.1%                           VALUE
--------------------------------------------------------------------------------
              PREFERRED STOCK - 0.4%
$      150    Broadwing Communications, 12.50%, 08/15/09 ......    $     13,500
     2,000    CSC Holdings, Inc., 11.25%, 04/01/08 ............         204,500
                                                                   ------------
              TOTAL PREFERRED STOCK ...........................    $    218,000
                                                                   ------------

              CORPORATE BONDS - 94.7%
$  200,000    Healthsouth Corp., 3.25%, 04/01/03 ..............    $     25,000
   100,000    Williams Comm. Group, Inc., 9.25%, 03/15/04 .....          98,250
   100,000    Kaufman & Broad Home Corp., 7.75%, 10/15/04 .....         104,375
   300,000    Transcontenental Gas PL, 6.125%, 01/15/05 .......         295,500
   500,000    Enserch Corp., 7.125%, 06/15/05 .................         496,875
 1,000,000    Healthsouth Corp., 6.875%, 06/15/05 .............         470,000
   800,000    Bombardier Capital, Inc., 144a, 7.50%, 10/17/05 .         656,000
   500,000    Ford Motor Credit Co., 6.875%, 02/01/06 .........         491,342
   300,000    Amkor Technologies, Inc., 9.25%,0 5/01/06 .......         294,000
   625,000    Navistar Intl., 9.375%, 06/01/06 ................         631,250
 1,000,000    Caremark RX, Inc., 7.375%, 10/01/06 .............       1,035,000
   957,400    Alderwoods Group, 11.00%, 01/02/07 ..............         962,187
    99,000    Genesis Health Ventures, 6.38%, 04/02/07 ........          94,050
   200,000    Lyondell Chemical Co., 9.875%, 05/01/07 .........         200,000
   435,000    Amphenol Corp., 9.875%, 05/15/07 ................         453,488
    51,000    Young Broadcasting, Inc., 8.75%, 06/15/07 .......          51,510
   100,000    Nortek, Inc., 9.125%, 09/01/07 ..................         103,250
   150,000    Grant Prideco, Inc., 144a, 9.625%, 12/01/07 .....         163,125
   115,000    Omnicare, Inc., 5.00%, 12/01/07 .................         114,856
   200,000    CSC Holdings, Inc., 7.875%, 12/15/07 ............         202,000
 1,100,000    Courtyard by Marriott II, 10.75%, 02/01/08 ......       1,061,500
   150,000    Navistar Intl., 8.00%, 02/01/08 .................         137,250
   100,000    BRL Universal Equipment, 8.875%, 02/15/08 .......         107,000
   100,000    Manor Care, Inc., 8.00%, 03/01/08 ...............         105,000
   100,000    AdvancePCS, 8.50%, 04/01/08 .....................         107,000
   200,000    Sequa Corp., 8.875%, 04/01/08 ...................         196,000
 1,000,000    NA United Rentals, Inc., 10.75%, 04/15/08 .......       1,035,000
 1,000,000    Finlay Fine Jewelry Corp., 8.375%, 05/01/08 .....         982,500
   200,000    Avista Corp., 9.75%, 06/01/08 ...................         216,000
   100,000    Nuevo Energy Co., 9.50%, 06/01/08 ...............         103,000
   400,000    Marsulex, Inc., 9.625%, 07/01/08 ................         400,000
   200,000    Stewart Enterprises, 10.75%, 07/01/08 ...........         219,250
   100,000    Mission Energy Holding, 13.50%, 07/15/08 ........          36,500
 1,000,000    Nortek, Inc., 8.875%, 08/01/08 ..................       1,035,000
   250,000    Equistar Chemical Funding, 144a, 10.125%, 09/01/08        241,250
   200,000    Felcor Lodging LP, 9.50%, 09/15/08 ..............         183,000
 1,000,000    Allied Waste North America, 7.875%, 01/01/09 ....       1,018,750
   760,000    Longview Fibre Co., 10.00%, 01/15/09 ............         809,400
   100,000    Integrated Electric Services, 9.375%, 02/01/09 ..          96,000
    40,000    SBA Communications Corp., 10.25%, 02/01/09 ......          28,600
   750,000    Chiquita Brands International, 10.56%, 03/15/09 .         806,250
 1,135,000    Team Health, Inc., 12.00%, 03/15/09 .............       1,157,700

HIGH YIELD FUND
(CONTINUED)
================================================================================
 PRINCIPAL                                                            MARKET
   AMOUNT     INVESTMENT SECURITIES - 98.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
              CORPORATE BONDS - 94.7% (CONTINUED)
$  100,000    California Steel Ind., 8.50%, 04/01/09 ..........    $    102,750
 1,000,000    Charter Comm., 8.625%, 04/01/09 .................         462,500
   200,000    Beverly Enterprises, Inc., 144a, 9.625%, 04/15/09         168,000
   100,000    Block Communications, Inc., 9.25%, 04/15/09 .....         106,500
   200,000    Susquehanna Media Co., 8.50%, 05/15/09 ..........         209,500
   100,000    AES Corp., 9.50%, 06/01/09 ......................          85,750
   384,000    CSC Holdings, Inc., 8.125%, 07/15/09 ............         392,640
   125,000    Schuler Homes, 9.375%, 07/15/09 .................         134,688
   100,000    Allied Waste North America, 10.00%, 08/01/09 ....         103,750
   100,000    Adelphia Comm., 9.375%, 11/15/09 ................          41,000
   500,000    Dex Media East LLC/Fin., 9.875%, 11/15/09 .......         563,750
   100,000    Alliance Atlantis Comm., 13.00%, 12/15/09 .......         112,250
   200,000    Charter Comm. Hlds/Chrt Cap., 10.25%, 01/15/10 ..          88,500
   200,000    Coinmach Corp., 9.00%, 02/01/10 .................         211,250
 1,000,000    Freeport - McMoran C & G, 144a, 10.125%, 02/01/10       1,036,250
   500,000    Northwest Pipeline Corp., 144a, 8.125%, 03/01/10          522,500
   200,000    Level 3 Communications, 11.25%, 03/15/10 ........         147,000
   200,000    Flextronics International Ltd., 9.875%, 07/01/10          221,750
   200,000    Tech Olympic USA, Inc., 9.00%, 07/01/10 .........         198,000
   180,000    Pemex Project FDG Master TR, 9.125%, 10/13/10 ...         209,250
 1,000,000    Cummins, Inc., 144a, 9.50%, 11/20/10 ............       1,030,000
   500,000    RH Donnelley Financial Corp., 144a, 8.875%, 12/15/10      551,250
   250,000    Moore North America Finance, 144a, 7.875%, 01/15/11       258,750
   850,000    Citgo Petroleum Corp., 144a, 11.375%, 02/01/11 ..         890,375
   500,000    Houghton Mifflin Co., 144a, 8.25%, 02/01/11 .....         535,000
   100,000    Stone Container Corp., 9.75%, 02/01/11 ..........         110,750
 1,000,000    Tembec Industries, Inc., 8.50%, 02/01/11 ........       1,023,750
   500,000    WCI Communities, Inc., 10.625%, 02/15/11 ........         510,000
   200,000    Briggs & Stratton Corp., 8.875%, 03/15/11 .......         216,000
   304,000    Canwest Media, Inc., 10.625%, 05/15/11 ..........         334,780
   100,000    Lone Star Technologies, 9.00%, 06/01/11 .........         101,000
   100,000    Meritage Corp., 9.75%, 06/01/11 .................         105,500
 1,000,000    Fresenius Medical Capital Tr. IV, 7.875%, 06/15/11      1,015,000
   100,000    MacDermid, Inc., 9.125%, 07/15/11 ...............         110,000
   100,000    Quebecor Media, Inc., 11.125%, 07/15/11 .........         108,500
   100,000    Teekay Shipping Corp., 144a, 8.875%, 07/15/11 ...         107,125
   200,000    Tyson Foods, Inc., 8.25%, 10/01/11 ..............         225,704
   250,000    Dimon, Inc., 144a, 9.625%, 10/15/11 .............         273,750
   750,000    Georgia-Pacific Corp., 9.50%, 12/01/11 ..........         742,500
   200,000    Ingles Market, Inc., 8.875%, 12/01/11 ...........         192,000
 1,000,000    Gray Television, Inc., 9.25%, 12/15/11 ..........       1,083,750
   200,000    Olin Corp., 9.125%, 12/15/11 ....................         224,633
 1,060,000    Pathmark Stores, 8.75%, 02/01/12 ................       1,017,600
   200,000    Circus & Eldorado/Silver Leg, 10.125%, 03/01/12 .         189,000
   200,000    Consol Energy, Inc., 7.875%, 03/01/12 ...........         220,927
 1,200,000    Corus Entertainment, Inc., 8.75%, 03/01/12 ......       1,249,499
   150,000    Northwestern Corp., 8.75%, 03/15/12 .............         112,875
    95,000    Rotech Healthcare, Inc., 144a, 9.50%, 04/01/12 ..          93,575
   200,000    Tesoro Petroleum Corp., 9.625%, 04/01/12 ........         171,000

HIGH YIELD FUND
(CONTINUED)
================================================================================
 PRINCIPAL                                                            MARKET
   AMOUNT     INVESTMENT SECURITIES - 98.1% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
              CORPORATE BONDS - 94.7% (CONTINUED)
$  100,000    Alltrista Corp., 9.75%, 05/01/12 ................    $    104,500
   100,000    AT&T Wireless Services, Inc., 8.125%, 05/01/12 ..         113,181
 1,000,000    El Paso Corp., 7.875%, 06/15/12 .................         820,000
 1,000,000    Ferrell Gas Partners LP, 8.75%, 06/15/12 ........       1,045,000
   200,000    Burns Philp Capital Property Ltd., 9.75%, 07/15/12        180,000
   200,000    Transcontenental Gas Pipe Corp., 8.875%, 07/15/12         212,000
 1,000,000    Chesapeake Energy Corp., 9.00%, 08/15/12 ........       1,085,000
 1,000,000    Jefferson Smurfit Corp., 8.25%, 10/01/12 ........       1,070,000
 1,000,000    Owens-Brockway, 144a, 8.75%, 11/15/12 ...........       1,028,750
 1,000,000    Constar International, 11.00%, 12/01/12 .........       1,010,000
   250,000    Stena AB, 9.625%, 12/01/12 ......................         258,750
 1,000,000    Alliant Energy Resources, 144a, 9.75%, 01/15/13 .       1,137,292
   250,000    Casella Waste Systems, 144a, 9.75%, 02/01/13 ....         266,250
   250,000    Georgia-Pacific Corp., 144a, 9.375%, 02/01/13 ...         263,750
   300,000    Houghton Mifflin Co., 144a, 9.875%, 02/01/13 ....         324,000
 1,000,000    Premcor Refining Group, 144a, 9.50%, 02/01/13 ...       1,075,000
   900,000    TRW Automotive, Inc., 144a, 11.00%, 02/15/13 ....         897,750
 1,000,000    Centerpoint Energy Resource, 7.875%, 04/01/13 ...         990,000
 1,000,000    Overseas Shipholding Group, 8.75%, 12/01/13 .....       1,003,706
   850,000    Westar Energy, Inc., 7.65%, 04/15/23 ............         773,500
   180,000    Husky Oil Ltd., 8.90%, 08/15/28 .................         202,305
                                                                   ------------
              TOTAL CORPORATE BONDS ...........................    $ 48,806,913
                                                                   ------------

              CASH EQUIVALENTS - 3.0%
$1,533,000    Merrill Lynch Premier Money Market - Institutional   $  1,533,000
                                                                   ------------

              TOTAL INVESTMENT SECURITIES - 98.1%
              (Amortized Cost $49,894,151) ....................    $ 50,557,913

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9% ....         960,026
                                                                   ------------

              NET ASSETS - 100.0% .............................    $ 51,517,939
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 86.6%                           VALUE
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.6%
$  100,000    FNMA Discount Note, 04/02/03 ....................    $     99,997
 1,900,000    Overseas Private Investment Corporation,
                1.32%, 04/02/03 ...............................       1,900,000
 5,000,000    Overseas Private Investment Corporation,
                1.34%, 04/02/03 ...............................       5,000,000
 3,600,000    Overseas Private Investment Corporation,
                1.34%, 04/02/03 ...............................       3,600,000
 5,000,000    Overseas Private Investment Corporation,
                1.34%, 04/02/03 ...............................       4,999,999
   415,000    FHLB, 2.60%, 04/08/03 ...........................         415,034
   875,000    FNMA, 5.75%, 04/15/03 ...........................         876,394
   500,000    FFCB, 6.05%, 04/21/03 ...........................         501,297
   250,000    FHLB, 4.50%, 04/25/03 ...........................         250,504
   175,000    FHLB, 5.025%, 04/28/03 ..........................         175,477
   100,000    FFCB, 4.375%, 05/01/03 ..........................         100,252
   450,000    FFCB, 5.85%, 05/15/03 ...........................         452,466
   305,000    FHLB, 4.50%, 05/15/03 ...........................         305,840
   940,000    FHLB, 7.25%, 05/15/03 ...........................         945,912
   230,000    FHLMC, 7.375%, 05/15/03 .........................         231,681
   613,000    FNMA, 4.625%, 05/15/03 ..........................         614,992
   250,000    FHLMC, 4.50%, 06/15/03 ..........................         251,210
   250,000    FHLB, 5.76%, 06/30/03 ...........................         252,445
   125,000    FHLB, 4.50%, 07/07/03 ...........................         125,877
 1,105,000    FHLMC, 5.75%, 07/15/03 ..........................       1,117,346
   200,000    FFCB, 5.73%, 07/28/03 ...........................         202,853
   450,000    FHLB, 5.79%, 07/28/03 ...........................         455,839
   500,000    FHLB, 6.05%, 07/28/03 ...........................         507,648
   395,000    FHLB, 6.00%, 08/06/03 ...........................         400,712
   750,000    FHLB, 6.125%, 08/15/03 ..........................         762,028
   250,000    FHLB, 5.72%, 08/25/03 ...........................         253,872
   300,000    FHLB, 5.575%, 09/02/03 ..........................         305,196
   250,000    FHLB, 5.60%, 09/02/03 ...........................         253,817
   975,000    FHLB, 5.63%, 09/02/03 ...........................         991,857
   361,000    FHLMC, 3.50%, 09/15/03 ..........................         364,480
   300,000    FFCB, 5.00%, 10/02/03 ...........................         305,594
   250,000    FHLB, 5.44%, 10/15/03 ...........................         254,903
 1,650,000    FHLMC, 3.18%, 10/24/03 ..........................       1,663,049
   125,000    FNMA, 5.06%, 10/27/03 ...........................         127,319
   100,000    FNMA, 5.27%, 11/13/03 ...........................         102,197
   110,000    FNMA, 3.125%, 11/15/03 ..........................         111,243
   460,000    FHLB, 5.39%, 11/24/03 ...........................         472,237
   300,000    FHLB, 5.13%, 12/02/03 ...........................         307,651
   150,000    FHLB, 6.00%, 01/28/04 ...........................         155,652
   200,000    FHLMC, 3.33%, 01/30/04 ..........................         203,208
   250,000    FNMA, 5.45%, 02/05/04 ...........................         258,562
   150,000    FHLB, 3.75%, 02/13/04 ...........................         152,968
                                                                   ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........    $ 30,829,608
                                                                   ------------

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 86.6% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 12.0%
$  500,000    Clay Co., FL, Hsg. Fin. Auth. MFH Rev.
                (Bluff House Apts.), 2.00%, 04/02/03,
                Guarantor: FHLMC ..............................    $    500,000
   465,000    California Statewide Cmty. Dev. Auth. MFH Rev.
                (Aegis of Aptos), 1.50%, 04/03/03,
                Guarantor: FNMA ...............................         465,000
 1,350,000    Florida Hsg. Fin. Corp. Rev. (Tuscany), 1.50%,
                04/03/03, Guarantor: FNMA .....................       1,350,000
 1,000,000    Milipitas, CA, MFH (Crossing at Montague), 1.90%,
                04/03/03, Guarantor: FNMA .....................        1,000,00
 1,650,000    Sacramento Co., CA, Hsg. Auth. MFH Rev.
                (Deer Park Apts.), 1.90%, 04/03/03,
                Guarantor: FNMA ...............................       1,650,000
                                                                   ------------
              TOTAL VARIABLE RATE DEMAND NOTES ................    $  4,965,000
                                                                   ------------

              TOTAL INVESTMENT SECURITIES - 86.6% .............    $ 35,794,608
                                                                   ------------
--------------------------------------------------------------------------------
    FACE
   AMOUNT     REPURCHASE AGREEMENTS - 12.9%                           VALUE
--------------------------------------------------------------------------------
$2,337,000    Morgan Stanley Dean Witter, Inc., 1.29%, dated
                03/31/03, due 04/01/03, repurchase proceeds
                $2,337,084 (Collateralized by $1,950,000 FNMA
                1.29%, 04/01/03, fair value $2,343,000) .......    $  2,337,000
 3,000,000    Nesbitt Burns Securities, Inc., 1.32%, dated
                03/31/03, due 04/01/03, repurchase proceeds
                $3,000,110 (Collateralized by $3,020,000 FNMA
                3.25%, 01/15/08, fair value $3,078,000), ......       3,000,000
                                                                   ------------
              TOTAL REPURCHASE AGREEMENTS .....................    $  5,337,000
                                                                   ------------

              TOTAL INVESTMENT SECURITIES AND
              REPURCHASE AGREEMENTS  - 99.5%
              (Amortized Cost $41,131,608) ....................    $ 41,131,608

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% ....         217,817
                                                                   ------------

              NET ASSETS - 100.0% .............................    $ 41,349,425
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================
 PRINCIPAL                                                            MARKET
   AMOUNT     INVESTMENT SECURITIES - 98.6%                           VALUE
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 23.9%
$1,397,000    FHLB Discount Note, 04/01/03 ....................    $  1,397,000
   685,000    FNMA, 3.50%, 09/15/04 ...........................         706,198
   730,000    FNMA, 2.75%, 12/16/05 ...........................         735,290
   660,000    FNMA, 2.375%, 03/17/06 ..........................         658,600
 2,000,000    FNMA, 5.25%, 06/15/06 ...........................       2,181,235
   500,000    FNMA, 7.125%, 03/15/07 ..........................         584,128
   590,000    FHLB, 3.375%, 02/15/08 ..........................         602,010
 1,250,000    FNMA, 5.25%, 01/15/09 ...........................       1,375,026
   500,000    FNMA, 6.40%, 05/14/09 ...........................         524,047
                                                                   ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........    $  8,763,534
                                                                   ------------

              U.S. TREASURY OBLIGATIONS - 37.1%
$1,000,000    U.S. Treasury Note, 7.875%, 11/15/04 ............    $  1,103,594
 1,600,000    U.S. Treasury Note, 5.75%, 11/15/05 .............       1,761,563
 1,400,000    U.S. Treasury Note, 3.25%, 08/15/07 .............       1,438,391
 2,500,000    U.S. Treasury Note, 3.00%, 11/15/07 .............       2,534,375
   750,000    U.S. Treasury Note, 6.00%, 08/15/09 .............         869,825
 1,250,000    U.S. Treasury Note, 6.50%, 02/15/10 .............       1,491,455
   600,000    U.S. Treasury Note, 4.375%, 08/15/12 ............         627,235
 1,000,000    U.S. Treasury Note, 4.00%, 11/15/12 .............       1,014,453
   750,000    U.S. Treasury Bond, 12.00%, 08/15/13 ............       1,085,654
 1,000,000    U.S. Treasury Bond, 11.25%, 02/15/15 ............       1,665,078
                                                                   ------------
              TOTAL U.S. TREASURY OBLIGATIONS .................    $ 13,591,623
                                                                   ------------

              MORTGAGE-BACKED SECURITIES - 33.7%
$1,287,928    FNMA, 6.50%, 06/01/16 ...........................    $  1,363,702
   203,978    FNMA, 5.50%, 01/01/17 ...........................         211,926
   595,943    FNMA, 5.50%, 01/01/18 ...........................         619,080
   995,132    FNMA, 5.00%, 03/01/18 ...........................       1,023,797
   174,536    GNMA, 6.75%, 09/20/24 ...........................         179,463
   800,000    FHLMC, 6.00%, 03/15/25 ..........................         805,737
   946,693    FHLMC, 6.00%, 12/01/28 ..........................         982,811
   469,940    FNCL, 7.00%, 01/01/31 ...........................         495,845
 1,365,869    FNMA, 6.00%, 07/16/31 ...........................       1,417,843
   359,145    FNMA, 8.00%, 07/16/31 ...........................         389,078
 1,000,000    WFMBS, 6.75%, 07/25/31 ..........................       1,020,127
 1,483,544    FHLMC, 6.50%, 08/01/32 ..........................       1,547,724
 2,213,651    FHLMC, 6.50%, 09/01/32 ..........................       2,309,415
                                                                   ------------
              TOTAL MORTGAGE-BACKED SECURITIES ................    $ 12,366,548
                                                                   ------------

              CASH EQUIVALENTS - 3.9%
$1,419,000    Merrill Lynch Govt. Money Market Fund ...........    $  1,419,000
                                                                   ------------

              TOTAL INVESTMENT SECURITIES - 98.6%
              (Amortized Cost $35,170,593) ....................    $ 36,140,705

              OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4% ....         529,691
                                                                   ------------

              NET ASSETS - 100.0% .............................    $ 36,670,396
                                                                   ============
See accompanying notes to portfolios of investments and notes to financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
============================================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6%                                                        VALUE
------------------------------------------------------------------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 68.1%
$  485,000    Monroe Co., NY, IDR (Rochester Inst.), 3.50%, 04/01/03 .......................    $    485,000
 1,150,000    Nassau Co., NY, IDR (Kiss Nail Products), 1.65%, 04/01/03 ....................       1,150,000
   755,000    Washington State Hsg. Fin. Cmnty. (Carlyle Care Ctr.), 1.40%, 04/01/03 .......         755,000
   330,000    Washington State Hsg. Fin. Cmnty. (Pioneer Svcs. Proj.), 1.40%, 04/01/03 .....         330,000
   585,000    American Healthcare Funding, 1.25%, 04/02/03 .................................         585,000
   695,000    Appleton, WI, IDR (Graphic), 1.55%, 04/02/03 .................................         695,000
   180,000    Bexar Co., TX, HFA MFA Rev. (Mitchell Village), 1.75%, 04/02/03 ..............         180,000
   800,000    California Pollution Ctl. Fin. Auth., 2.00%, 04/02/03 ........................         800,000
10,000,000    Catholic Health Initiatives, 1.55%, 04/02/03 .................................      10,000,000
 2,100,000    Cuyahoga Co., OH, EDR (Gateway Arena Proj.), Ser. B, 1.45%, 04/02/03 .........       2,100,000
 1,150,000    Daley Investments Inc., 1.36%, 04/02/03 ......................................       1,150,000
 1,670,000    Florida Hsg. Fin. Corp. Rev. (Heritage), 1.45%, 04/02/03 .....................       1,670,000
 2,000,000    Fox Valley Ice Arena LLC, 1.49%, 04/02/03 ....................................       2,000,000
   305,000    Gorham, ME, Rev. Oblig. Secs. (Montalvo Pptys.), 1.55%, 04/02/03 .............         305,000
 1,360,000    Greenville, SC, Mem. Aud. Dist. Pub. Facs. Corp. COP (Bi-Lo Ctr. Proj.),
                1.45%, 04/02/03 ............................................................       1,360,000
   670,000    Health Midwest Ventures, 2.05%, 04/02/03 .....................................         670,000
   100,000    Illinois Health Facs. Auth. Rev. (West Suburban), 1.35%, 04/02/03 ............         100,000
   180,000    Illinois IDR Fin. Auth. (Processing Tech.), 1.55%, 04/02/03 ..................         180,000
   930,000    Lee Co., FL, Hsg. Fin. Auth. MFH Rev. (Cape Coral Apts.), 1.527%, 04/02/03 ...         930,000
 2,700,000    Mass. St. DFA Solid Waste Disposal (Newark Group Proj.), 1.55%, 04/02/03 .....       2,700,000
   150,000    Milwaukee, WI, Redev. Auth. (Palermo Villa Proj.), 1.55%, 04/02/03 ...........         150,000
 1,460,000    New Jersey EDA EDR (176 Duane St. Proj.), 1.41%, 04/02/03 ....................       1,460,000
   455,000    New York St. Hsg. Fin. Agcy. Rev. (South Cove), 1.31%, 04/02/03 ..............         455,000
 1,650,000    Orange Co., FL, HFA MFH Rev. (Millenia), 1.45%, 04/02/03 .....................       1,650,000
   200,000    Orchard Business LLC, 1.41%, 04/02/03 ........................................         200,000
   500,000    Raleigh, NC, COP, 1.35%, 04/02/03 ............................................         500,000
   330,000    Rhode Island, St., IDR (Gardener Specialty), 1.55%, 04/02/03 .................         330,000
   260,000    River Falls, WI, IDR (M&O Ppty. Proj.), 1.55%, 04/02/03 ......................         260,000
   900,000    Univ. Minn. Intermediate Term Fin., 1.31%, 04/02/03 ..........................         900,000
 1,145,000    West Bend, WI, IDR (Bestch Tool), 1.45%, 04/02/03 ............................       1,145,000
   755,000    2150 Investment Co., 1.38%, 04/03/03 .........................................         755,000
 1,305,000    500 T Moore & Legends, 1.34%, 04/03/03 .......................................       1,305,000
   335,000    ABAG, CA, Fin. Auth. for Nonprofit Corps. MFH Rev. (Amber),
                1.50%, 04/03/03 ............................................................         335,000
 3,500,000    Alameda, CA, Pub. Fin. Auth. Rev., 1.50%, 04/03/03 ...........................       3,500,000
   580,000    American Watchmakers Institute, 1.60%, 04/03/03 ..............................         580,000
 8,250,000    Amerifreeze Partners I, 1.45%, 04/03/03 ......................................       8,250,000
 1,000,000    Assk Properties LC, 1.45%, 04/03/03 ..........................................       1,000,000
 1,000,000    Atlanta, GA, Urban Residential Fin. Auth. MFH Rev. (Auburn Glenn),
                1.41%, 04/03/03 ............................................................       1,000,000
 1,000,000    Best One Tire & Service, 1.34%, 04/03/03 .....................................       1,000,000
   715,000    Brundidge, AL, Combined Utilities Rev., 3.00%, 04/03/03 ......................         715,000
   100,000    California Infratsructure & Econ. Dev. Bk., 1.49%, 04/03/03 ..................         100,000
   500,000    California Statewide Cmnty. Dev. Auth. MFH Rev. (Sunrise Proj.),
                1.35%, 04/03/03 ............................................................         500,000
   400,000    California Statewide Cmntys. Dev. Auth. Rev. (Canyon Hsg.), 1.40%, 04/03/03 ..         400,000

42

MONEY MARKET FUND
(CONTINUED)
============================================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6% (CONTINUED)                                            VALUE
------------------------------------------------------------------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 68.1% (CONTINUED)
$  540,000    California Statewide Cmntys. Dev. Auth. Rev. (Cypress Villas),
                1.40%, 04/03/03 ............................................................    $    540,000
   495,000    California Statewide Cmntys. Dev. Auth. Rev ..................................
                (Oakmont of Stockton LLC), 1.50%, 04/03/03 .................................         495,000
   500,000    California Statewide Cmntys. Dev. Auth. Rev. (Park David), 1.40%, 04/03/03 ...         500,000
 1,440,000    Century Motors Acura (Elizabeth Connelley Trust), 1.45%, 04/03/03 ............       1,440,000
 1,125,000    Century Motors VW (Elizabeth Connelley Trust), 1.45%, 04/03/03 ...............       1,125,000
   500,000    Cheney Brothers Inc., 1.41%, 04/03/03 ........................................         500,000
   535,000    Colorado HFA (Super Vacuum) EDR, 1.54%, 04/03/03 .............................         535,000
   270,000    Columbia Ridge Orchards, LLC, Ser. 1998, 1.35%, 04/03/03 .....................         270,000
   975,000    Corp Grove Management, LLC, 1.40%, 04/03/03 ..................................         975,000
   420,000    Cunat Capital Corp., 1.56%, 04/03/03 .........................................         420,000
 1,000,000    Dallas Theological, 1.35%, 04/03/03 ..........................................       1,000,000
 1,200,000    DBH Associates Ohio Ltd., 1.34%, 04/03/03 ....................................       1,200,000
 2,500,000    Deltime LLC, 1.38%, 04/03/03 .................................................       2,500,000
   200,000    Denver LLC, 1.75%, 04/03/03 ..................................................         200,000
 1,735,000    Denver LLC, Ser. 2000, 1.37%, 04/03/03 .......................................       1,735,000
   560,000    Diamond Development Group, Inc., 1.55%, 04/03/03 .............................         560,000
 1,700,000    Ducky Properties LLC, 1.65%, 04/03/03 ........................................       1,700,000
   745,000    Eden Prairie, MN, IDR (SWB LLC Proj.), 1.80%, 04/03/03 .......................         745,000
   925,000    Employers Resource Associates, Inc., 1.40%, 04/03/03 .........................         925,000
 1,000,000    Englewood, OH, EDR (Young Mens), 1.45%, 04/03/03 .............................       1,000,000
 4,920,000    Environmental Tectonics, 1.41%, 04/03/03 .....................................       4,920,000
   700,000    Erie Co., PA, Hosp. Auth. Rev. (Forestview Hlth. Care Ctr.),
                1.56%, 04/03/03 ............................................................         700,000
 2,215,000    Findlay Medical, 1.35%, 04/03/03 .............................................       2,215,000
 2,465,000    Ft. Mitchell Stn., 1.35%, 04/03/03 ...........................................       2,465,000
    50,000    Geneva, NY, Hsg. Auth. (DePaul Comm.), 1.45%, 04/03/03 .......................          50,000
 1,615,000    Hyde Park United Methodist Church, 1.45%, 04/03/03 ...........................       1,615,000
 1,000,000    Ice Land USA Ltd., 1.34%, 04/03/03 ...........................................       1,000,000
   900,000    Illinois Dev. Fin. Auth. (Trninity Int'l Proj.), 1.35%, 04/03/03 .............         900,000
   750,000    Illinois Dev. Fin. Auth. IDR (Quality Screw Proj.), 1.50%, 04/03/03 ..........         750,000
   325,000    Jefferson Co., KY, Student Hsg. (ULH, Inc.), 3.00%, 04/03/03 .................         325,000
   475,000    Jewish Federation of Greater Pittsburgh, 1.35%, 04/03/03 .....................         475,000
   250,000    Kent Co., MI, 1.33%, 04/03/03 ................................................         250,000
 1,700,000    Kraft Automotive/Properties, 1.34%, 04/03/03 .................................       1,700,000
 1,155,000    Lee Co., FL, IDA IDR (Suncoast Aluminum), 1.35%, 04/03/03 ....................       1,155,000
 2,615,000    Louisiana Hsg. Fin. Agcy. Rev. MFH, 1.51%, 04/03/03 ..........................       2,615,000
 3,650,000    Louisiana Loc. Govt. Envir. Facs. (Bioset Shreveport), 1.53%, 04/03/03 .......       3,650,000
   445,000    Macatawa Capital, 1.51%, 04/03/03 ............................................         445,000
 1,820,000    Mailender-Abel, 1.45%, 04/03/03 ..............................................       1,820,000
 1,150,000    Manatee Co., FL, MFH Fin. Auth. Rev. (La Miranda), 1.733%, 04/03/03 ..........       1,150,000
   190,000    Maryland St. Indl. DFA EDR (Cloverleaf), 1.41%, 04/03/03 .....................         190,000
   600,000    Miami River Stone Co., 1.55%, 04/03/03 .......................................         600,000
 3,145,000    Miarko, Inc., 1.60%, 04/03/03 ................................................       3,145,000
 2,000,000    Minneapolis, MN, (Block E Bds.), 1.40%, 04/03/03 .............................       2,000,000
   570,000    Montgomery Co., NY, IDA Rev., 1.50%, 04/03/03 ................................         570,000
   705,000    MU LLC, Taxable Nts., 1.60%, 04/03/03 ........................................         705,000
   660,000    North American Precast, 1.38%, 04/03/03 ......................................         660,000

                                                                              43

MONEY MARKET FUND
(CONTINUED)
============================================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6% (CONTINUED)                                            VALUE
------------------------------------------------------------------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 68.1% (CONTINUED)
$1,650,000    Oklahoma Co., OK, Fin. Auth. IDR (Factory Direct), 1.56%, 04/03/03 ...........    $  1,650,000
 1,015,000    Ontario, CA, Redev. Agcy. Hsg. (Vineyard Village), 1.53%, 04/03/03 ...........       1,015,000
   160,000    Ontario, CA, Rev. (Mission Oaks), 1.53%, 04/03/03 ............................         160,000
   760,000    Orange Co., FL, IDA Rev. (Christian Prison), 2.31%, 04/03/03 .................         760,000
 1,500,000    Orange Co., NY, Civic Fac. Rev. (Horton Med. Ctr.), 1.49%, 04/03/03 ..........       1,500,000
 1,745,000    Paks Partners, 1.45%, 04/03/03 ...............................................       1,745,000
   300,000    Pennsylvania Econ. DFA EDR, 1.35%, 04/03/03 ..................................         300,000
 1,500,000    PME International Properties, 1.38%, 04/03/03 ................................       1,500,000
   330,000    Richmond, TX, Higher Educ. Fin. (Bayou-Houston Proj.), 1.50%, 04/03/03 .......         330,000
   100,000    Riverside Co., CA, IDA IDR (Advance Business), 1.51%, 04/03/03 ...............         100,000
 1,320,000    Russell County Holdings, 1.34%, 04/03/03 .....................................       1,320,000
 9,490,000    Schwerkoske, 1.40%, 04/03/03 .................................................       9,490,000
   980,000    Scott Street Land Co., 1.34%, 04/03/03 .......................................         980,000
 5,520,000    Shehata Said & Shehata, 1.55%, 04/03/03 ......................................       5,520,000
 1,500,000    Shelby Co., TN, Health Edl. & Hsg. MFH, 1.35%, 04/03/03 ......................       1,500,000
 1,120,000    Shelby Co., TN, Health Edl. & Hsg. MFH (Courtyard Apts. II),
                1.35%, 04/03/03 ............................................................       1,120,000
 4,975,000    Speedy Arches Ltd., 1.40%, 04/03/03 ..........................................       4,975,000
   880,000    St. Charles Co., MO, IDA Indl. Rev. (Austin Co. Proj.), 1.51%, 04/03/03 ......         880,000
 1,220,000    St. Charles Partners, 1.34%, 04/03/03 ........................................       1,220,000
 2,240,000    Stapleton Real Estate, 1.40%, 04/03/03 .......................................       2,240,000
   100,000    Suffolk Co., NY, IDR, Civic Facility, 1.46%, 04/03/03 ........................         100,000
   885,000    Tahoe LLC, 1.65%, 04/03/03 ...................................................         885,000
   800,000    Tarrant Co., TX, MFH Fin. Corp. Rev. (Gateway), 1.40%, 04/03/03 ..............         800,000
 2,500,000    Taylor Steel Inc., 1.40%, 04/03/03 ...........................................       2,500,000
   500,000    Terre Haute, IN, Int'l. Airport Auth. Rev. (Tri Aerospace), 1.88%, 04/03/03 ..         500,000
 4,100,000    Trinity Baptist Church, 1.51%, 04/03/03 ......................................       4,100,000
   200,000    Tucson, AZ, Arpt. Auth. Inc. Spl. (Learjet Inc.), 1.35%, 04/03/03 ............         200,000
 4,860,000    Vista Funding, 1.40%, 04/03/03 ...............................................       4,860,000
   625,000    Vista Funding Corp. 1996C, 1.52%, 04/03/03 ...................................         625,000
   170,000    Washington St. Econ. DFA Rev. (Indl.-Lyn.-Tron. Proj.), 1.40%, 04/03/03 ......         170,000
   400,000    Washington State, MFA Rev. (Bremerton Proj.), 1.35%, 04/03/03 ................         400,000
   500,000    Washington State, MFA Rev. (Brittany Park LLC), 1.35%, 04/03/03 ..............         500,000
 1,465,000    Washington State, MFA Rev. (Brittany Park LLC), 1.35%, 04/03/03 ..............       1,465,000
   550,000    Washington State, MFA Rev. (Sherwood Springs Prtnrs.), 1.35%, 04/03/03 .......         550,000
 1,000,000    Waukesha, WI, Health Systems Rev., 1.30%, 04/03/03 ...........................       1,000,000
   620,000    West Covina, CA, PFA Tax Allocation Rev., 1.49%, 04/03/03 ....................         620,000
 1,525,000    Westwood Baptist Church, 1.45%, 04/03/03 .....................................       1,525,000
 1,355,000    YMBK at Beavercreek, 1.34%, 04/03/03 .........................................       1,355,000
   590,000    Zecc Investments LLP, 1.60%, 04/03/03 ........................................         590,000
 2,850,000    Baldwin Bone & Joint Medical Center LLC, 1.51%, 04/04/03 .....................       2,850,000
   368,000    Greencastle, IN, EDR (Round Barn), 1.51%, 04/04/03 ...........................         368,000
   730,000    Schenectady, NY, IDR (JMR Development Co.), 1.45%, 04/04/03 ..................         730,000
                                                                                                ------------
              TOTAL VARIABLE RATE DEMAND NOTES .............................................    $174,068,000
                                                                                                ------------

              CORPORATE BONDS - 17.9%
$  200,000    Merrill Lynch & Co., 6.13%, 04/07/03 .........................................    $    200,135
   100,000    Bank One Corp., 6.625%, 04/15/03 .............................................         100,117
 1,250,000    Bank One Corp., 6.625%, 04/15/03 .............................................       1,252,310

44

MONEY MARKET FUND
(CONTINUED)
============================================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6% (CONTINUED)                                            VALUE
------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS - 17.9% (CONTINUED)
$1,190,000    Bear Stearns Co., 6.75%, 04/15/03 ............................................    $  1,191,629
   178,000    Caterpillar Financial Services Corp.,
                7.28%, 04/15/03 ............................................................         178,309
   922,000    Citicorp, 6.00%, 04/15/03 ....................................................         923,398
   140,000    Morgan Stanley Dean Witter, 7.375%, 04/15/03 .................................         140,324
   120,000    Wachovia Corp., 9.375%, 04/15/03 .............................................         120,284
   120,000    Wells Fargo Corp., 6.875%, 04/15/03 ..........................................         120,168
   650,000    Heller Financial Inc., 1.609%, 04/28/03 ......................................         650,156
   490,000    Merrill Lynch & Co., 4.97%, 04/30/03 .........................................         490,745
   700,000    Mississippi Power, 6.05%, 05/01/03 ...........................................         702,206
   100,000    Verizon Communications, 6.00%, 05/01/03 ......................................         100,367
   100,000    Wells Fargo Co., 7.20%, 05/01/03 .............................................         100,470
 1,000,000    Alabama Power Co., 7.85%, 05/15/03 ...........................................       1,006,071
   375,000    Associates Corp., 5.96%, 05/15/03 ............................................         374,825
   425,000    Bank of America Corp., 7.00%, 05/15/03 .......................................         427,498
 1,140,000    BellSouth Corp., 6.25%, 05/15/03 .............................................       1,146,058
   541,000    Salomon Smith Barney, 6.25%, 05/15/03 ........................................         543,497
   708,000    Citicorp, 7.125%, 06/01/03 ...................................................         713,562
   600,000    Verizon Communications, 9.10%, 06/01/03 ......................................         607,613
   543,000    General Electric Capital Corp., 7.50%, 06/05/03 ..............................         548,839
   230,000    Bank of New York Co., Inc., 6.625%, 06/15/03 .................................         232,138
   616,000    Bank One Corp., 6.875%, 06/15/03 .............................................         622,935
   500,000    Huntington National Bank, 6.75%, 06/15/03 ....................................         504,314
   350,000    Key Bank, 6.75%, 06/15/03 ....................................................         353,108
   302,000    Travelers Group, Inc., 7.00%, 06/15/03 .......................................         304,483
   150,000    General Electric Capital Corp., 8.88%, 06/18/03 ..............................         152,163
   200,000    Wells Fargo Corp., 7.25%, 07/14/03 ...........................................         202,662
   155,000    Lehman Brothers Holdings, 6.125%, 07/15/03 ...................................         157,112
   250,000    Societe General, 9.875%, 07/15/03 ............................................         255,330
   200,000    General Electric Capital Corp., 6.267%, 07/23/03 .............................         202,961
   250,000    Associates Corp., 6.875%, 08/01/03 ...........................................         254,573
   265,000    Bank One Corp., 7.65%, 08/01/03 ..............................................         270,477
   535,000    Bear Stearns Co., 6.70%, 08/01/03 ............................................         543,224
   500,000    Fleet Credit Card LLC, 7.00%, 08/01/03 .......................................         509,249
   250,000    Southern Co., 4.69%, 08/01/03 ................................................         252,575
   450,000    Wells Fargo Co., 6.125%, 08/01/03 ............................................         457,035
   250,000    Bank of America Corp., 6.50%, 08/15/03 .......................................         254,013
   740,000    JP Morgan & Co., Inc., 8.50%, 08/15/03 .......................................         756,503
   350,000    Morgan Stanley Dean Witter, 7.125%, 08/15/03 .................................         356,634
 2,714,000    Salomon Smith Barney, 6.75%, 08/15/03 ........................................       2,753,119
 1,715,000    PNC Funding Corp., 6.125%, 09/01/03 ..........................................       1,731,398
   500,000    Verizon Communications, 5.875%, 09/01/03 .....................................         508,790
 1,000,000    Duke Energy Corp., 7.375%, 09/15/03 ..........................................       1,019,053
   200,000    Salomon Smith Barney, 6.10%, 09/15/03 ........................................         204,055
   100,000    State Street Boston Corp., 5.95%, 09/15/03 ...................................         102,088
   100,000    Associates Corp., 5.75%, 10/15/03 ............................................         102,310
   900,000    Wachovia Corp., 5.875%, 10/15/03 .............................................         921,317
   100,000    Wachovia Corp., 6.925%, 10/15/03 .............................................         102,639
   105,000    National Rural Utilities, 5.30%, 10/20/03 ....................................         106,931
   450,000    National Rural Utilities, 5.20%, 10/21/03 ....................................         457,034

                                                                              45

MONEY MARKET FUND
(CONTINUED)
============================================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6% (CONTINUED)                                            VALUE
------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS - 17.9% (CONTINUED)
$  514,000    American General Finance, 5.75%, 11/01/03 ....................................    $    525,807
   112,000    Associates Corp., 5.75%, 11/01/03 ............................................         114,469
   400,000    Verizon Communications, 5.625%, 11/01/03 .....................................         409,277
   128,000    Wells Fargo Co., 6.125%, 11/01/03 ............................................         131,499
   200,000    Toyota Motor Credit, 5.625%, 11/13/03 ........................................         203,840
   700,000    Alabama Power Co., 5.35%, 11/15/03 ...........................................         715,018
   700,000    Morgan Stanley Dean Witter, 6.375%, 12/15/03 .................................         723,791
   415,000    National Rural Utilities, 5.38%, 12/15/03 ....................................         425,822
   825,000    Bear Stearns Co., 6.625%, 01/15/04 ...........................................         857,763
 7,240,000    National Rural Utilities, 6.00%, 01/15/04 ....................................       7,485,608
   231,000    National Rural Utilities, 6.00%, 01/15/04 ....................................         238,823
   870,000    Verizon Communications, 6.00%, 01/15/04 ......................................         900,295
   115,000    Morgan Stanley Dean Witter, 5.625%, 01/20/04 .................................         118,413
 1,430,000    Fleetboston Financial Corp., 6.625%, 02/01/04 ................................       1,486,292
   700,000    National City Bank, 8.50%, 02/01/04 ..........................................         738,716
   300,000    Wells Fargo Co., 6.00%, 02/01/04 .............................................         311,075
   130,000    Citigroup Inc., 5.70%, 02/06/04 ..............................................         134,468
   250,000    Merrill Lynch & Co., 5.70%, 02/06/04 .........................................         258,652
 1,887,000    Verizon Communications, 6.25%, 02/15/04 ......................................       1,965,328
   100,000    Bank One Corp., 5.625%, 02/17/04 .............................................         103,423
   543,000    JP Morgan & Co., 5.75%, 02/25/04 .............................................         563,360
   665,000    Bear Stearns Co., 6.15%, 03/02/04 ............................................         692,582
   260,000    Verizon Communications, 6.75%, 03/15/04 ......................................         272,387
   122,000    Chase Manhattan Corp., 5.75%, 04/15/04 .......................................         127,153
                                                                                                ------------
              TOTAL CORPORATE BONDS ........................................................    $ 45,792,665
                                                                                                ------------

              TAXABLE MUNICIPAL BONDS - 13.5%
$  343,200    Deerfield Twnship., OH, GO BANS, 3.60%, 05/14/03 .............................    $    343,355
   300,000    Richmond, IN, Cmnty. Sch. TANS, 2.50%, 06/30/03 ..............................         300,551
 1,300,000    Maine St., 6.90%, 07/01/03 ...................................................       1,316,990
 1,482,000    Darke Co., OH, Real Estate BANS, 3.35%, 07/16/03 .............................       1,483,474
 3,500,000    Hamilton Twp., Mercer Co., NJ, BANS, 2.50%, 07/16/03 .........................       3,508,540
   270,000    New York St. Dorm Auth. Rev. (Methodist Hosp.), 7.28%, 08/01/03 ..............         274,992
 2,450,000    Manitowoc, WI, TANS, 1.50%, 09/17/03 .........................................       2,450,000
   500,000    Richmond, IN, Cmnty. Sch. TANS, 2.50%, 09/30/03 ..............................         501,600
 1,625,000    Cleveland, OH, Urban Renewal, 2.25%, 10/30/03 ................................       1,625,000
   600,000    New York City, NY, Trans. Fin. Auth. Rev. (Future Tax Secd.),
                6.875%, 11/01/03 ...........................................................         618,648
 5,000,000    Cleveland, OH, Arpt. Surp. Rev., 1.65%, 11/17/03 .............................       4,999,999
 3,160,000    Upper Arlington, OH, BANS, 2.25%, 11/20/03 ...................................       3,167,934
   500,000    Cook Co., IL, Sch. Dist. No. 081 Schiller Pk., 2.00%, 12/01/03 ...............         501,585
 3,500,000    Eastlake, OH, BANS, 2.50%, 12/03/03 ..........................................       3,509,255
   420,000    Adams Co., CO, Sch. Dist. No. 012, 3.85%, 12/15/03 ...........................         426,928
 1,550,000    Richmond, IN, Cmnty. Sch. TANS, 2.50%, 12/31/03 ..............................       1,555,719
 7,000,000    New York St. Dorm Auth. Rev. City Univ. Sys. Cons. (5th Gen.),
                1.59%, 01/01/04 ............................................................       6,999,999
   850,000    Chardon, OH, BANS, Redev., 1.76%, 02/19/04 ...................................         850,000
                                                                                                ------------
              TOTAL TAXABLE MUNICIPAL BONDS ................................................    $ 34,434,569
                                                                                                ------------

46

MONEY MARKET FUND
(CONTINUED)
============================================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6% (CONTINUED)                                            VALUE
------------------------------------------------------------------------------------------------------------
              ADJUSTABLE RATE PUT BONDS - 4.1%
$10,000,000   Eel River Investment Co., 2.10%, 06/03/03 ....................................    $ 10,000,000
   405,000    Moon, PA, IDA (One Thorn Run), 1.35%, 11/07/03 ...............................         405,000
              TOTAL ADJUSTABLE RATE PUT BONDS ..............................................    $ 10,405,000
                                                                                                ------------
              TOTAL INVESTMENT SECURITIES - 103.6% .........................................    $264,700,234
                                                                                                ------------
------------------------------------------------------------------------------------------------------------
    FACE
   AMOUNT     REPURCHASE AGREEMENTS - 1.4%                                                          VALUE
------------------------------------------------------------------------------------------------------------
$3,536,000    Morgan Stanley Dean Witter, Inc., 1.29%, dated 03/31/03, due 04/01/03, repurchase proceeds $3,536,127 (Collateralized by $3,625,000 FNMA Discount
                Note 07/21/03, fair value $3,611,000) ......................................    $  3,536,000
                                                                                                ------------
              TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS - 105.0%
              (Amortized Cost $268,236,234) ................................................    $268,236,234

              LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0%) ...............................     (12,862,837)
                                                                                                ------------

              NET ASSETS - 100.0% ..........................................................    $255,373,397
                                                                                                ============

See accompanying notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 69.2%                           VALUE
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.1%
$  550,000    FFCB, 4.25%, 07/01/03 ...........................    $    554,074
   410,000    FFCB, 5.73%, 07/28/03 ...........................         415,609
   100,000    FFCB, 5.375%, 09/08/03 ..........................         101,532
   300,000    FFCB, 5.375%, 09/11/03 ..........................         304,675
   100,000    FFCB, 5.58%, 09/11/03 ...........................         101,649
   535,000    FFCB, 3.125%, 10/01/03 ..........................         538,888
   200,000    FFCB, 4.82%, 10/07/03 ...........................         203,392
   950,000    FHDN, 1.20%, 04/11/03 ...........................         949,683
   100,000    FHDN, 1.20%, 04/11/03 ...........................          99,967
   100,000    FHDN, 1.20%, 04/23/03 ...........................          99,927
 1,000,000    FHLB, 2.55%, 04/25/03 ...........................       1,000,594
   150,000    FHLB, 4.50%, 04/25/03 ...........................         150,268
   300,000    FHLB, 5.86%, 04/28/03 ...........................         300,761
   900,000    FHLB, 7.25%, 05/15/03 ...........................         905,706
   250,000    FHLB, 5.76%, 06/30/03 ...........................         252,445
   400,000    FHLB, 5.91%, 07/02/03 ...........................         404,674
   385,000    FHLB, 5.69%, 07/21/03 ...........................         389,643
   450,000    FHLB, 5.79%, 07/28/03 ...........................         455,839
   390,000    FHLB, 6.00%, 08/06/03 ...........................         395,640
   350,000    FHLB, 5.73%, 08/11/03 ...........................         355,075
   500,000    FHLB, 4.125%, 08/15/03 ..........................         505,246
 1,950,000    FHLB, 6.125%, 08/15/03 ..........................       1,982,044
   250,000    FHLB, 5.72%, 08/25/03 ...........................         253,872
   100,000    FHLB, 5.705%, 08/28/03 ..........................         101,588
   200,000    FHLB, 5.575%, 09/02/03 ..........................         203,198
   300,000    FHLB, 5.60%, 09/02/03 ...........................         305,419
   300,000    FHLB, 5.627%, 09/02/03 ..........................         304,861
   280,000    FHLB, 5.63%, 09/02/03 ...........................         284,358
   150,000    FHLB, 5.135%, 09/22/03 ..........................         152,403
   100,000    FHLB, 6.00%, 10/07/03 ...........................         102,194
   150,000    FHLB, 4.775%, 10/15/03 ..........................         152,450
   100,000    FHLB, 5.44%, 10/15/03 ...........................         102,101
   100,000    FHLB, 5.00%, 10/27/03 ...........................         101,969
   500,000    FHLB, 5.27%, 10/27/03 ...........................         510,609
   100,000    FHLB, 5.08%, 11/06/03 ...........................         102,173
   100,000    FHLB, 5.065%, 11/13/03 ..........................         102,235
   100,000    FHLB, 6.875%, 02/13/04 ..........................         104,708
 2,500,000    FHLB, 1.30%, 04/12/04 ...........................       2,500,000
 2,000,000    FHLB, 1.40%, 04/13/04 ...........................       2,000,000
   800,000    FHLB Discount Note, 05/23/03 ....................         798,613
   525,000    FHLMC, 6.20%, 04/15/03 ..........................         525,975
 1,685,000    FHLMC, 7.375%, 05/15/03 .........................       1,697,410
 1,435,000    FHLMC, 5.75%, 07/15/03 ..........................       1,451,546
   466,000    FHLMC, 3.50%, 09/15/03 ..........................         470,277
   685,000    FHLMC Discount Note, 04/15/03 ...................         684,680
   200,000    FNMA, 5.75%, 04/15/03 ...........................         200,332
   613,000    FNMA, 4.625%, 05/15/03 ..........................         614,992
   700,000    FNMA, 6.71%, 05/21/03 ...........................         704,550
 1,842,000    FNMA, 4.00%, 08/15/03 ...........................       1,857,926

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)
================================================================================
 PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 69.2% (CONTINUED)               VALUE
--------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 61.1% (CONTINUED)
$  710,000    FNMA, 5.50%, 09/29/03 ...........................    $    724,090
   200,000    FNMA, 5.26%, 10/02/03 ...........................         203,741
   200,000    FNMA, 5.28%, 10/06/03 ...........................         203,631
   100,000    FNMA, 5.45%, 10/10/03 ...........................         101,969
   100,000    FNMA, 6.84%, 10/15/03 ...........................         102,850
   300,000    FNMA, 5.33%, 10/20/03 ...........................         306,322
   450,000    FNMA, 5.35%, 10/20/03 ...........................         459,108
   250,000    FNMA, 5.06%, 10/27/03 ...........................         254,498
 1,075,000    FNMA, 5.125%, 02/13/04 ..........................       1,109,683
 1,500,000    Overseas Private Investment Corporation,
                1.27%, 04/02/03 ...............................       1,500,000
 4,000,000    Overseas Private Investment Corporation,
                1.27%, 04/02/03 ...............................       3,999,999
 1,900,000    Overseas Private Investment Corporation,
                1.32%, 04/02/03 ...............................       1,900,000
 5,000,000    Overseas Private Investment Corporation,
                1.34%, 04/02/03 ...............................       4,999,999
 5,000,000    Overseas Private Investment Corporation,
                1.34%, 04/02/03 ...............................       4,999,999
 3,600,000    Overseas Private Investment Corporation,
                1.34%, 04/02/03 ...............................       3,600,000
   500,000    Private Export Funding Company, 7.03%, 10/31/03 .         515,611
   350,000    SLMA, 5.60%, 07/31/03 ...........................         354,882
                                                                   ------------
51,886,000    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ........    $ 52,194,152
                                                                   ------------

              VARIABLE RATE DEMAND NOTES- 8.1%
$1,350,000    Florida Hsg. Fin. Corp. Rev. (Tuscany), 1.50%,
                04/03/03, Guarantor: FNMA .....................    $  1,350,000
 1,650,000    Sacramento Co., CA, Hsg. Auth. MFH Rev.
                (Deer Park Apts.), 1.35%, 04/03/03,
                Guarantor: FNMA ...............................       1,650,000
 3,900,000    Simi Valley, CA, Hsg. MFH Rev. (Parker Ranch),
                1.35%, 04/03/03, Guarantor: FNMA ..............       3,900,000
                                                                   ------------
              TOTAL VARIABLE RATE DEMAND NOTES ................    $  6,900,000
                                                                   ------------

              TOTAL INVESTMENT SECURITIES - 69.2% .............    $ 59,094,152
                                                                   ------------
--------------------------------------------------------------------------------
    FACE
   AMOUNT     REPURCHASE AGREEMENTS - 30.5%                           VALUE
--------------------------------------------------------------------------------
$6,028,000    Morgan Stanley Dean Witter, Inc., 1.29%, dated
                03/31/03, due 04/01/03, repurchase proceeds
                $6,028,216 (Collateralized by $6,175,000 FNMA
                Discount Note, 07/21/03, fair value $6,153,000)    $  6,028,000
20,000,000    Nesbitt Burns Securities, Inc., 1.32%, dated
                03/31/03, due 04/01/03, repurchase proceeds
                $20,000,733 (Collateralized by $7,770,000 FNMA
                5.25%, 04/15/07, fair value $8,715,000 and
                $9,830,000 FHLMC 6.75%, 03/15/31, fair
                value $11,881,000) ............................      20,000,000
                                                                   ------------
              TOTAL REPURCHASE AGREEMENTS .....................    $ 26,028,000
                                                                   ------------

              TOTAL INVESTMENT SECURITIES AND
              REPURCHASE AGREEMENTS - 99.7%
              (Amortized Cost $85,122,152) ....................    $ 85,122,152

              OTHER ASSETS IN EXCESS OF LIABLILTIES - 0.3% ....         244,447
                                                                   ------------

              NET ASSETS - 100.0% .............................    $ 85,366,599
                                                                   ============

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2003 (UNAUDITED)
================================================================================

REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

ADJUSTABLE RATE PUT BONDS

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
COP - Certificates of Participation
DFA - Development Finance Authority
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHDN - Federal Home Loan Discount Note
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNCL - Fannie Mae Covnentional Loan
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
MFA - Multi-Family Authority
MFH - Multi-Family Housing
PFA - Public Finance Authority
SLMA - Student Loan Marketing Association
TANS - Tax Anticipation Notes
WFMBS - Wells Fargo Mortgage Backed Securities
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

ITEM 2. CODE OF ETHICS. Not applicable to Semiannual Reports for the period ended March 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to Semiannual Reports for the period ended March 31, 2003.

ITEMS 4-8. RESERVED

ITEM 9. CONTROLS AND PROCEDURES. Not applicable to Semiannual Reports for the period ended March 31, 2003.

ITEM 10. EXHIBITS. Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).]

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust
             -------------------------------------------------------------------
By (Signature and Title)

* /s/ Patrick T. Bannigan
-----------------------------------
Patrick T. Bannigan
President

Date:  June 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ Patrick T. Bannigan
-----------------------------------
Patrick T. Bannigan
President

Date:  June 3, 2003

By (Signature and Title)

* /s/ Terrie A. Wiedenheft
-----------------------------------
Terrie A. Wiedenheft
Controller

Date:  June 6, 2003

* Print the name and title of each signing officer under his or her signature.